As filed with the Securities and Exchange Commission on October 24, 2025
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	179	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	182	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (201) 708-9796

Ryan S. Frank, President Manager Directed Portfolios c/o U.S. Bank Global Fund Services 777 East Wisconsin Avenue, 5th Floor Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copies to: Ellen Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202 (414) 273-3500
It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on October 31, 2025 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 179 to the Registration Statement of Manager Directed Portfolios is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2025 for the Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund and the Hood River New Opportunities Fund and to make permissible changes under Rule 485(b).

PROSPECTUS
October 31, 2025
Hood River Small-Cap Growth Fund
Institutional Shares
Ticker: HRSMX
Investor Shares
Ticker: HRSRX
Retirement Shares
Ticker: HRSIX
Hood River International Opportunity Fund
Institutional Shares
Ticker: HRIOX
Investor Shares
Ticker: HRIIX
Retirement Shares
Ticker: HRITX
Hood River New Opportunities Fund
Institutional Shares
Ticker: HRNOX
Investor Shares
Ticker: HRNIX
Retirement Shares
Ticker: HRNRX
Telephone: (800) 497-2960
www.hoodrivercapital.com
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

HOOD RIVER SMALL-CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) and/or Service Fees	0.00%	0.25%	0.00%
Shareholder Servicing Fee[1]	0.10%	0.10%	0.00%
Other Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.07%	1.32%	0.97%
1    The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.10% for Institutional Shares and Investor Shares in the upcoming fiscal year.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$109	$340	$590	$1,306
Investor Shares	$134	$418	$723	$1,590
Retirement Shares	$99	$309	$536	$1,190
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® Index and the Russell 2000® Growth Index (“small-cap companies”). Although the Fund does not invest in derivatives as part of its principal investment strategy, the Fund may include in its 80% calculation derivative investments that are tied economically to small-cap companies.
The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also invest in equity securities of Special Purpose Acquisitions Corporations (“SPACs”) and companies derived from SPACs. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company). The Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions.

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates. Hood River then performs valuation analysis and additional research to select stocks for the Fund.
The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through position and sector sizing limits. The Fund is expected to have significant exposure to the health care, industrials, and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.
As of September 30, 2025, the average weighted market capitalization represented by companies in the Russell 2000® Growth Index was approximately $5.3 billion, and the average weighted market capitalization represented by companies in the S&P SmallCap 600® Index was $4.9 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund may invest up to 20% of its total assets in stocks of companies in other capitalization ranges.
PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
•Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
•Growth Securities Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.

•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. Declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities held in the Fund’s portfolio. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions.

They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•SPAC Investments Risk: SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not made any arrangements with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
•SPAC-Derived Companies Risk: Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading.
•PIPEs Risk: Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. There is no assurance that these restricted equity securities will be publicly registered, or that the registration will remain in effect.
•Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for the one year, five years, ten years, and since inception periods compare with those of the Russell 3000® Total Return Index, which is a broad measure of market performance, and the Russell 2000® Growth Index (the Fund’s benchmark). This performance information includes performance of the Fund’s predecessor, the Roxbury Small Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007. From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC (“Roxbury”), the Fund’s predecessor investment adviser. In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund’s sub-adviser effective May 30, 2013. Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.
Institutional Shares
Calendar Year Returns as of December 31

Best Quarter	Worst Quarter
38.85%	-24.28%
June 30, 2020	December 31, 2018
The calendar year-to-date return for Institutional Shares as of September 30, 2025 was 17.63%.

Average Annual Total Returns (For the Periods Ended December 31, 2024)	1 Year	5 Year	10 Year	Since Inception (1/2/2003)
Institutional Shares
Return Before Taxes	35.56%	18.73%	14.18%	13.37%
Return After Taxes on Distributions	34.42%	16.64%	12.70%	12.34%
Return After Taxes on Distributions and Sales of Fund Shares	21.89%	14.45%	11.29%	11.43%
Investor Shares
Return Before Taxes	35.20%	18.49%	13.96%	13.27%
Retirement Shares
Return Before Taxes	35.69%	18.82%	14.25%	13.40%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	11.01%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%	10.03%
Institutional Shares of the Fund commenced operations on January 2, 2003. Investor Shares of the Fund commenced operations on July 7, 2015. Performance shown for Investor Shares prior to inception (July 7, 2015) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Institutional Shares. Retirement Shares of the Fund commenced operations on March 3, 2017. Performance shown for Retirement Shares prior to inception (March 3, 2017) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Investor Shares and Retirement Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.
INVESTMENT ADVISER
Hood River Capital Management LLC
PORTFOLIO MANAGERS

Brian P. Smoluch, CFA
Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio. He managed the Predecessor Fund from January 2003 to February 2007 and has managed the Fund since February 2007.

David G. Swank, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since April 2009.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Institutional Shares of the Fund is $25,000 and the minimum initial investment for Investor Shares of the Fund is $1,000. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount.
A shareholder may sell (redeem) shares on any business day. Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Hood River Small-Cap Growth Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	By Wire: Call the Fund at (800) 497-2960
The Fund is currently closed to most new investors to ensure that the Fund can be effectively managed in accordance with the Fund’s strategy. The Fund will still be offered to existing shareholders of the Fund and certain other persons, as described in the section entitled “Shareholder Information – Limited Availability (Small-Cap Growth Fund)” below.
TAX INFORMATION
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from tax-deferred arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
INVESTMENT OBJECTIVE
The Hood River International Opportunity Fund (the “International Opportunity Fund” or the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	1.05%	1.05%	1.05%
Distribution (12b-1) and/or Service Fees	0.00%	0.25%	0.00%
Shareholder Servicing Fee[1]	0.09%	0.10%	0.00%
Other Expenses	0.97%	0.95%	1.24%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.12%	2.36%	2.30%
Fee Waivers/Expense Reimbursements[3]	-0.87%	-0.85%	-1.14%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements[4]	1.25%	1.51%	1.16%
1    The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.09% and 0.10% for Institutional Shares and Investor Shares respectively, in the upcoming fiscal year. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund during the fiscal year.
2    Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
3    Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed 1.15% of the Fund’s average daily net assets, through at least November 30, 2026, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees (the “Board”). To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 1.15%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
4 The Fund had non-recurring tax expenses carried over during the reorganization that occurred during the 2025 fiscal year. Expense information was restated to reflect the Fund’s current expenses. The non-recurring expenses would have had the following impacts to each share class, if included: 0.05% for the Institutional Share Class, 0.11% for the Investor Share Class, and 0.05% for the Retirement Share Class.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed above is reflected through November 30, 2026. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$127	$580	$1,059	$2,383
Investor Shares	$154	$655	$1,183	$2,631
Retirement Shares	$118	$609	$1,126	$2,547

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of small-capitalization companies that are located in non-U.S. developed or emerging markets countries. In selecting securities for the Fund, Hood River seeks to invest in common stocks that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability.
Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index.
The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan and European countries.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund is expected to maintain a portfolio of approximately 80-120 stocks, which is constructed with the overall goal of mitigating both issuer-specific and portfolio risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Idiosyncratic risk is reduced by obtaining several independent data points that support Hood River’s financial model. Portfolio risk is addressed through position and sector sizing limits. The Fund is expected to have significant exposure to the industrials and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken, or if poor relative price performance persists.
PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
•Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
•Growth Securities Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.
•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. Declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities held in the Fund’s portfolio. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.

•Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging and frontier markets.
•Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate remains relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreases in exports, new trade regulations, changes in exchange rates, a global recession, continued territorial disputes and strained relations may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Europe: The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced extreme volatility and adverse trends in recent years which has led to a decline in asset values and liquidity. Many EU nations have high levels of debt and have defaulted on their debts, restructured or needed additional assistance from central banks or other agencies. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
◦Risks Related to Investing in India. Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.
•Depositary Receipts Risk: The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs, and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing changes in how the Fund’s average annual returns for the one year and since inception periods compared with those of the MSCI AC World Index ex USA Net Index, a broad measure of market performance, and the MSCI All Country World ex USA Small Cap Index (the Fund’s benchmark). The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.

Institutional Shares
Calendar Year Returns as of December 31

Best Quarter	Worst Quarter
12.31%	-21.91%
December 31, 2022	June 30, 2022

The calendar year-to-date return for Institutional Shares as of September 30, 2025 was 34.44%.

Average Annual Total Returns (For the Periods Ended December 31, 2024)	1 Year	Since Inception (9-28-2021)
Institutional Shares[1]
Return Before Taxes	20.19%	5.54%
Return After Taxes on Distributions	20.18%	5.39%
Return After Taxes on Distributions and Sales of Fund Shares	12.02%	4.26%
Investor Shares[2]
Return Before Taxes	19.95%	20.49%
Retirement Shares[3]
Return Before Taxes	20.40%	6.03%
MSCI AC World Index ex USA Net Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.16%
MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	3.36%	-1.32%
1 Institutional Shares of the Fund commenced operations on September 28, 2021.
2 Investor Shares of the Fund commenced operations on August 11, 2023. Performance shown for Investor Shares prior to inception (August 11, 2023) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Investor Shares. The performance of the Institutional Shares will differ from that of the Institutional Shares due to differences in expenses.
3 Retirement Shares of the Fund commenced operations on December 22, 2021. Performance shown for Retirement Shares prior to inception (December 22, 2021) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Retirement Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.
INVESTMENT ADVISER
Hood River Capital Management LLC
PORTFOLIO MANAGERS

Brian P. Smoluch, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since September 2021.
David G. Swank, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since September 2021.
Lance R. Cannon, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since September 2021.
Rohan B. Kumar Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since September 2021.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Institutional Shares of the Fund is $25,000 and the minimum initial investment for Investor Shares of the Fund is $1,000. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount. The Adviser may reduce or waive the minimum.
A shareholder may sell (redeem) shares on any business day. Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Hood River International Opportunity Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	By Wire: Call the Fund at (800) 497-2960
TAX INFORMATION
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from tax-deferred arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

HOOD RIVER NEW OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Hood River New Opportunities Fund (the “New Opportunities Fund” or the “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) and/or Service Fees	0.00%	0.25%	0.00%
Shareholder Servicing Fees[1]	0.10%	0.10%	0.00%
Other Expenses	0.48%	0.50%	0.40%
Total Annual Fund Operating Expenses	1.33%	1.60%	1.15%
Fee Waivers/Expense Reimbursements[2]	-0.38%	-0.40%	-0.30%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	0.95%	1.20%	0.85%
1 The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. The Fund expects to accrue shareholder servicing fees of 0.10% for Institutional Shares and Investor Shares in the upcoming fiscal year.
2 Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed 0.85% of the Fund’s average daily net assets, through at least August 5, 2027, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees (the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than 0.85%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement agreement discussed in the table above is reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$344	$654	$1,533
Investor Shares	$122	$425	$793	$1,831
Retirement Shares	$87	$304	$573	$1,342
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal market conditions, invests primarily in a diversified portfolio of equity securities of small and medium capitalization companies. Although the Fund does not invest in derivatives as part of its principal investment strategy, the Fund may occasionally invest in derivative investments that are tied economically to small and mid-cap companies when it is deemed to be in the best interest of shareholders, such as to reposition the portfolio in response to a significant macro event. The Fund may also hold stocks of companies in other capitalization ranges at times, such as when a stock in the Fund’s portfolio experiences significant market appreciation.
The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).
The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).
In selecting securities for the Fund, the research process utilized by Hood River begins by screening a universe of small and mid-cap stocks with market capitalizations generally within the market capitalization range for the Russell 2500 Growth Index at the time of purchase and which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Hood River also engages in discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. A valuation analysis is performed to determine whether the stock is attractively priced relative to its industry, historical range, and the overall market. Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund maintains a portfolio of approximately 80-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through a position limit of 7% of the Fund’s assets based on cost, and a sector sizing limit of typically within 1500 basis points relative to the Russell 2500 Growth Index for the largest sectors, which include consumer, healthcare, industrials, and technology. The Fund is expected to have significant exposure to the health care, industrials, and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.
PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

•Small and Mid-Cap Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small and mid-capitalization companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small and mid-capitalization companies may also be more difficult to value than large-cap companies.
•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. Declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities held in the Fund’s portfolio. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•New Fund Risk. The Fund is a recently organized investment company with a limited history. As a result, prospective investors have a limited track record on which to base their investment decision.
PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.
INVESTMENT ADVISER
Hood River Capital Management LLC
PORTFOLIO MANAGERS

Brian P. Smoluch, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since August 2024.
David G. Swank, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since August 2024.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Institutional Shares of the Fund is $25,000 and the minimum initial investment for Investor Shares of the Fund is $1,000. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount. The Adviser may reduce or waive the minimum.

A shareholder may sell (redeem) shares on any Business Day. Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Hood River New Opportunities Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	By Wire: Call the Fund at (800) 497-2960
TAX INFORMATION
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
INVESTMENT OBJECTIVES
The Small-Cap Growth Fund seeks long-term growth of capital. The investment objective may not be changed without shareholder approval. The International Opportunity Fund seeks long-term growth of capital. The New Opportunities Fund seeks long-term capital appreciation. The investment objectives for the International Opportunity Fund and New Opportunities Fund may be changed without the approval of shareholders upon Board approval and 60 days’ prior written notice to shareholders.
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
Additional Information about the Hood River Small-Cap Growth Fund
The Fund invests primarily in the common stocks of small-cap U.S. corporations that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability. Hood River’s research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market. The policy of the Fund to invest at least 80% of its net assets in certain equity and equity-related securities of small-cap companies may be changed upon 60 days’ written notice to shareholders.
The Fund may invest in foreign securities, including ADRs. ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share is the share issued under an ADR agreement which is actually traded.
The Fund may purchase securities of companies engaged in IPOs. The Fund may also invest in the equity securities of the SPACs and companies derived from SPACs. A SPAC primarily raises capital through an IPO. The typical SPAC IPO involves the sale of units consisting of one share of common stock combined with one or more warrants or fractions of warrants to purchase common stock at a fixed price upon or after consummation of a transaction. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company).
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance exists.
Additional Information about the Hood River International Opportunity Fund
The Fund will invest primarily in common stocks and other equity securities of small-capitalization companies that are located in non-U.S. developed or emerging markets countries. Equity securities in which the Fund invests includes common stock and REITs.
In selecting securities for the Fund, Hood River seeks to invest in common stocks that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability. Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index.
The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan, India and European countries.
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund is expected to maintain a portfolio of approximately 80-85 stocks, which is constructed with the overall goal of mitigating both issuer-specific and portfolio risk. Idiosyncratic risk is reduced by obtaining several independent data points that support Hood River’s financial model. Portfolio risk is addressed through position and sector sizing limits. However, the actual amount of the portfolio holdings may vary due to market conditions.
The Fund may also invest in ADRs, GDRs, EDRs, and IDRs. The Fund may also invest in REITs and the securities of companies engaged in IPOs.
Additional Information about the Hood River New Opportunities Fund
The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization companies. Hood River’s research process for the Fund begins by screening a universe of stocks with market capitalizations generally within the market capitalization range for the Russell 2500 Growth Index at the time of purchase, which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.
The Fund may purchase securities of companies engaged in IPOs.
The Fund may invest in foreign securities, including ADRs. ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share is the share issued under an ADR agreement which is actually traded.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance exists.
Additional Information about the Funds
The frequency of each Fund’s transactions and the Funds’ turnover rates will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for the Funds’ shareholders. With frequent trading activity, a greater proportion of any distributions paid out by the Funds will be characterized as ordinary income for the Small-Cap Growth Fund and New Opportunities Fund and short-term capital gain for the International Opportunity Fund, which are taxed at higher rates than long-term capital gains and which may decrease your after-tax return. Such factors may have the effect of lowering a Fund’s NAV and overall Fund performance.
At the time of purchase, individual stock holdings may represent up to 5% of a Fund’s total assets. However, due to market price fluctuations, individual stock holdings may exceed 5% of a Fund’s total assets. Each Fund may overweight or underweight certain industries and sectors as compared to its benchmark index, the Russell 2000® Growth Index for the Small-Cap Growth Fund, the MSCI ACWI ex USA Small Cap Index for the International Opportunity Fund and the Russell 2500® Growth Index for the New Opportunities Fund, based on Hood River’s opinion of the relative attractiveness of companies within those industries and sectors. Each Fund may not invest in more than 10% of the outstanding voting shares of a company.
Temporary Defensive Positions
In order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents, including commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Hood River to be of comparable quality. The result of this action may be that each Fund will be unable to achieve its investment objective.
The Funds also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”).

ADDITIONAL PRINCIPAL RISK INFORMATION
The following is a list of certain principal risks that may apply to your investment in the Funds. Further information about investment risks is available in the Funds’ SAI. Each risk applies to one or both Funds as indicated in the following table:

	Small-Cap Growth Fund	International Opportunity Fund	New Opportunities Fund
General Market Risk; Recent Market Events	X	X	X
Equity Securities Risk	X	X	X
Small Company Risk	X	X
Small and Mid-Cap Company Risk			X
Growth Securities Risk	X	X
Management Risk	X	X	X
Sector Emphasis Risk	X	X	X
Health Care Sector Risk	X		X
Industrial Sector Risk	X	X	X
Information Technology Sector Risk	X	X	X
Valuation Risk	X	X	X
Foreign Security Risk	X	X	X
Emerging and Frontier Markets Risk		X
Foreign Currency Risk		X
Geographic Investment Risk		X
Risks Related to Investing in Japan		X
Risks Related to Investing in Europe		X
Risks Related to Investing in India		X
Depositary Receipts Risk		X
IPO Risk	X	X	X
REIT Investment Risk		X
ADR Risk	X	X	X
SPAC Investments Risk	X
SPAC-Derived Companies Risk	X
PIPEs Risk	X
Cybersecurity Risk	X	X	X
Portfolio Turnover Risk	X	X	X
Liquidity Risk	X	X	X
New Fund Risk			X
Operational Risk	X	X	X

•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks surrounding the uncertainty of the economies of particular countries, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on a Fund’s returns. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving that Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Securities Risk: Each Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions. Equity investments are subordinate to the claims of an issuer’s creditors and, to the extent such securities are common securities, preferred stockholders. Dividends customarily paid to equity holders can be suspended or cancelled at any time. In addition, in many countries, investing in common stocks is subject to heightened regulatory and self-regulatory scrutiny as compared to investing in debt or other financial instruments. For the foregoing reasons, investments in equity securities can be highly speculative and carry a substantial risk of loss of principal.
•Small Company Risk: Companies in which a Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in larger companies.
•Small and Mid-Cap Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small and mid-capitalization companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small and mid-capitalization companies may also be more difficult to value than large-cap companies.
•Growth Securities Risk: An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the Adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the process of the stock may fail to reach the value that the Adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
•Management Risk: Each Fund relies on the Adviser’s ability to pursue the Fund’s investment objective. The ability of each Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Funds’ overall investment portfolios than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Funds than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that a Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. Declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities held in a Fund’s portfolio. Such declines may occur quickly and without warning and may negatively impact the value of the Funds and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Funds’ investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: A Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price a Fund could receive for any particular portfolio investment may differ from the Funds’ valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. When pricing foreign equity securities, the Funds will generally use an evaluated adjustment factor provided by a fair value pricing service and the prices of such securities, as modified by the adjustment factor, may be different from the prices of which such securities are actually bought and sold.
•Foreign Security Risk: Foreign securities investments present a number of economic, financial and political considerations not typically associated with investments in domestic securities that could unfavorably affect your account’s performance. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. The Funds’ income from foreign issuers may be subject to non-U.S. withholding taxes. Each Fund may also be subject to taxes on trading profits or on transfer of securities in some countries. The costs of buying and selling foreign securities, including brokerage, tax and custody costs are generally higher than those for domestic transactions. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.
•Emerging and Frontier Markets Risk: In addition to developed markets, the Fund may invest in emerging and frontier markets. In addition to the risks of foreign securities in general, countries in emerging and frontier markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging and frontier markets could result in loss to the Fund. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets. Because the Fund will determine its net asset value (“NAV”) in U.S. dollars, with respect to trading on non-U.S. markets, it is subject to the risk of fluctuation in the exchange rate between the local currency and dollars and to the possibility of exchange controls.
•Geographic Investment Risk: To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

•Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate remains relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreases in exports, new trade regulations, changes in exchange rates, a global recession, continued territorial disputes and strained relations may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
•Risks Related to Investing in Europe: The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
The European financial markets have experienced extreme volatility and adverse trends due to concerns about rising government debt levels in many European countries. These events have led to a decline in asset values and liquidity and these events have adversely affected the exchange rate of the euro. For some countries, the ability to repay sovereign debt is in question, and default is possible, which could affect their ability to borrow in the future. There is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU alongside the UK. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
•Risks Related to Investing in India: India is an emerging market and exhibits significantly greater market volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may result in higher potential for losses. Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the Fund’s investments. The securities markets in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.
Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership of Indian securities, which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as compared to the United States, may increase the Fund’s risk of loss. Further, certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India, the RBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in the securities of Indian companies.
•Depositary Receipts Risk: The Fund may invest in ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs and GDRs represent a bank certificate issued in more than one country for shares in a foreign company. An IDR is issued by a depository bank representing ownership of stock of a foreign company held by the bank in trust. Depositary receipts are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign corporation. The Fund intends to purchase “sponsored” ADRs, which are ADRs that are issued jointly by the issuer of the underlying security and a depository. Depositary receipts may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. For purposes of the Fund’s investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent. For example, a depositary receipt representing ownership of common stock will be treated as common stock.
•IPO Risk: Each Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Funds’ investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When a Fund’s asset base is small, a significant portion of such Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the U.S. Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
•SPAC Investments Risk: SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not made any arrangements with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Accordingly, at the time that the Fund invests in a SPAC, there may be little or no basis for the Fund to evaluate the possible merits or risks of the particular industry in which the SPAC may ultimately operate or the target business which the SPAC may ultimately acquire.
Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same acquisition opportunities, which could make completing an attractive business combination more difficult.
A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. While a SPAC is seeking a transaction target, its stock may be thinly traded. There can be no assurance that a market will develop.
The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. SPACs invest their trust assets in U.S. Treasuries or money market funds, which may also be at risk for loss at various times.
•SPAC-Derived Companies Risk: Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
•PIPEs Risk: Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
•Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, such Fund and its shareholders could be negatively impacted.
•Portfolio Turnover Risk: If a Fund frequently trades its portfolio securities, such Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in a higher amount of taxable capital gains, including short-term capital gains taxable to shareholders at ordinary income tax rates.
•Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.
•New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have very little track record or history on which to base their investment decision. Additionally, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Funds and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI. Disclosure of each Fund’s holdings is required to be made quarterly in regulatory filings and on the Funds’ website. Portfolio holdings information as of the most recent quarter is available free of charge by contacting the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252 or calling (800) 497-2960.
VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS
Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. The Funds’ performance will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.
MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
Hood River is a registered investment adviser located at 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, and serves as the adviser to the Funds subject to the supervision of the Board of Manager Directed Portfolios (the “Trust”). Hood River was established in January 2013 and offers investment advisory services to mutual funds, institutional accounts and individual investors. As of September 30, 2025, Hood River had assets under management of approximately $8.76 billion.
ADVISORY FEES
Hood River Small-Cap Growth Fund
The Small-Cap Growth Fund pays Hood River a monthly advisory fee at an annual rate of 0.90% of the Fund’s average daily net assets. For the fiscal year ended June 30, 2025, Hood River received an advisory fee of 0.90% of the average daily net assets of the Fund.

Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, not including Excludable Expenses, to 0.99%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and/or expenses. The waiver and expense agreements for the Fund will remain in effect through at least November 30, 2026, unless sooner terminated by mutual agreement of the Board and Hood River.
Hood River International Opportunity Fund
The International Opportunity Fund pays Hood River a monthly advisory fee at an annual rate of 1.05% of the Fund’s average daily net assets. Prior to November 1, 2023, the Fund paid Hood River a monthly advisory fee at an annual rate of 1.30% of the Fund’s average daily net assets. For the fiscal year ended June 30, 2025, Hood River received an advisory fee of 0.17% of the average daily net assets of the Fund.
Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, not including Excludable Expenses, to 1.15%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. Prior to November 1, 2023, the expense limitation was 1.40%. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and/or expenses. The waiver and expense agreements for the Fund will remain in effect through at least November 30, 2026, unless sooner terminated by mutual agreement of the Board and Hood River.
Hood River New Opportunities Fund
The New Opportunities Fund pays Hood River a monthly advisory fee at an annual rate of 0.75% of the Fund’s average daily net assets. The Fund commenced operations on August 5, 2024.
Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, not including Excludable Expenses, to 0.85%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and/or expenses. The waiver and expense agreements for the Fund will remain in effect through at least August 5, 2027, unless sooner terminated by mutual agreement of the Board and Hood River.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement between Hood River and the Trust, on behalf of the Small-Cap Growth Fund, International Opportunity Fund, and the New Opportunities Fund is available in the Funds’ semi-annual report to shareholders for the period ended December 31, 2024.
The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do the Funds share the same investment advisor with any other series of the Trust.
PORTFOLIO MANAGERS OF THE FUNDS
The business experience and educational background of the Funds’ portfolio managers is provided below. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each Fund.
The day-to-day management of the Funds is the responsibility of Hood River’s Investment Team (the “Investment Team”), which includes the individuals listed below. The Small-Cap Growth Fund and New Opportunities Fund are jointly and primarily managed by Messrs. Smoluch and Swank. The International Opportunity Fund is jointly and primarily managed by Messrs. Smoluch, Swank, Cannon, and Kumar.
The Investment Team meets regularly to make investment decisions for the Funds. As part of the security selection process, two portfolio managers may elect to reduce a position size down to 50 basis points of a Fund’s net assets to manage risk, subject to limits set by the Investment Team.

Brian P. Smoluch, CFA
Mr. Smoluch co-founded Hood River in 2013 as a spinoff from Roxbury where he managed the Small-Cap Growth strategy for 10 years. Prior to Roxbury, Brian was part of the small/mid-cap team at Columbia Management. He began his career as an investment banking financial analyst at Salomon Brothers in New York. Mr. Smoluch has a B.S. with Distinction from the University of Virginia and an M.B.A. from Harvard University.
David G. Swank, CFA
Mr. Swank co-founded Hood River in 2013 as a spinoff from Roxbury where he managed the Small-Cap Growth strategy for 5 years. Prior to Roxbury, David worked for GMT Capital Corporation as the healthcare sector head of a $4 billion long/short equity hedge fund. He previously worked at Morgan Stanley Investment Management and began his career as a research associate at Furman Selz and Montgomery Securities. Mr. Swank has a B.S. with Distinction from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth College.
Lance R. Cannon, CFA
Mr. Cannon joined Hood River in 2018 as a research analyst and has 17 years of financial market experience. Prior to joining Hood River, Lance was a senior analyst at USDR Investment Management. He previously performed equity research at TCW and Kayne Anderson Rudnick and was a managing director at GPS Capital Markets, Inc. Lance has a B.S. in business management, with an emphasis in finance, from Brigham Young University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.
Rohan B. Kumar
Mr. Kumar joined Hood River in 2015 as a research analyst and has 15 years of investment experience. Prior to joining Hood River, Rohan was a research analyst at Hawkeye Capital Management. He previously was an analyst at Reliance Capital and began his career as a Component Design Engineer at Intel. Rohan has a Bachelor of Technology in electrical engineering from the Indian Institute of Technology at Kharagpur, a Masters from Harvard’s Kennedy School and his M.B.A. from The Wharton School at the University of Pennsylvania.
PRIOR RELATED PERFORMANCE (NEW OPPORTUNITIES FUND)
The performance information shown below represents the performance of all accounts managed by Hood River with substantially similar investment objectives, policies, and investment strategies as the New Opportunities Fund, known as the Small/Mid-Cap Growth Composite. The portfolio managers have been jointly and primarily responsible for the management of such accounts on behalf of the Adviser continuously for all of the periods presented, since the composite was created in 2014. There is no minimum account size for the accounts included in the composite. As of September 30, 2025, the composite consisted of 14 accounts.
The separately managed accounts included in the Small/Mid-Cap Growth Composite are not U.S. registered investment companies and are not subject to the same types of expenses as the Fund or to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the Small/Mid-Cap Growth Composite.
Performance is presented net of fees. The composite’s performance would have been lower than that shown if the accounts included in the composite had been subject to the fees and expenses of the Fund’s Investor Shares. The investment management fee schedule for the composite is as follows:

Market Value of Assets in Account	Annual Fee
First $90 million	0.75%
Over $90 million	0.65%
Actual investment advisory fees may vary. Further information on the fees may be found in Part 2A of Hood River’s Form ADV.

The composite’s results are time-weight rates of return, calculated monthly. Net returns presented are net of advisory fees and transaction costs. This methodology differs from the guidelines of the SEC for calculating performance of mutual funds. Hood River Capital Management LLC claims compliance with the Global Investment Performance Standards (GIPS©).
Investors should be aware that the use of a methodology different from that used to calculate the Fund’s performance could result in different performance data and accordingly, the performance results below may vary from what the Fund’s performance would have been.

Prior performance of the Small/Mid-Cap Growth Composite is not indicative of the Fund’s future performance. The tables below compare the composite’s return to that of the Fund’s benchmark index. Indices are unmanaged and it is not possible to invest directly in an index.
The performance data below is for the Small/Mid-Cap Growth Composite and is not the performance results of the Fund.

	Net Monthly Total Returns of the Small/Mid-Cap Growth Composite												Annual/Period Total Return
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Small/Mid-Cap Growth Composite	Russell 2500 Growth Index
2025	4.04%	-8.71%	-10.61%	0.58%	10.59%	10.93%	3.73%	7.81%	-	-	-	-	-	-
2024	-0.26%	9.28%	5.47%	-4.89%	5.41%	1.91%	4.52%	4.24%	1.93%	1.49%	16.05%	-7.47%	42.14%	13.90%
2023	9.56%	-1.33%	-0.23%	-0.17%	1.46%	8.62%	4.20%	-4.25%	-7.21%	-5.95%	10.53%	9.87%	25.47%	18.93%
2022	-14.01%	1.02%	1.56%	-12.28%	-1.08%	-9.59%	12.61%	2.16%	-9.47%	7.72%	1.32%	-6.99%	-26.82%	-26.21%
2021	2.46%	8.56%	-2.06%	5.39%	-0.71%	2.70%	-1.40%	4.61%	-3.89%	4.75%	-3.41%	1.91%	19.66%	5.04%
2020	1.17%	-6.92%	-16.07%	14.96%	12.32%	7.07%	10.42%	4.93%	-0.17%	-0.11%	16.03%	9.53%	60.47%	40.47%
2019	12.88%	7.43%	-0.38%	1.85%	-2.56%	5.79%	1.01%	-5.16%	-3.78%	3.52%	6.27%	2.57%	31.93%	32.65%
2018	3.48%	-1.31%	-1.20%	-1.63%	5.43%	0.06%	1.75%	8.84%	-1.12%	-12.21%	0.04%	-13.95%	-13.35%	-7.47%
2017	2.01%	4.69%	0.28%	-0.29%	2.98%	2.29%	0.05%	-2.03%	3.73%	1.74%	0.52%	14.61%	34.07%	24.46%
2016	-10.52%	1.30%	5.32%	-0.55%	1.27%	-0.51%	8.20%	3.67%	1.93%	-4.07%	8.74%	1.36%	15.61%	9.73%
2015	-2.60%	8.31%	1.10%	-3.25%	2.71%	-0.78%	-2.07%	-8.05%	-1.34%	3.47%	1.05%	0.35%	-1.98%	-0.19%
Average Annual Total Returns
For the Periods Ended June 30, 2025 (Net of fees)

	1 Year	5 Year	10 Year	Since Inception (12/31/2014)
Small/Mid-Cap Growth Composite	26.78%	19.16%	15.80%	15.55%
Russell 2500 Growth Index	8.81%	7.50%	8.53%	8.91%

DISTRIBUTION AND SERVICING OF SHARES
DISTRIBUTOR
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC, (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, located at 190 Middle Street, Suite 301, Portland, Maine 04101, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor is a registered broker-dealer and member of FINRA.

RULE 12B-1 PLAN
The Funds have adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) on behalf of the Investor Shares to pay distribution fees for the sale and distribution of Fund shares. Under the Rule 12b-1 Plan, Investor Shares pay the Distributor and other authorized recipients a Rule 12b-1 fee at an annual rate of up to 0.25% of their average daily net asset value. The Distributor uses this Rule 12b-1 fee primarily to finance activities that promote the sale of Investor Shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor or the Funds may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Shares. Financial institutions will receive Rule 12b-1 fees from the Distributor based upon shares owned by their clients or customers.
SHAREHOLDER SERVICING PLAN
The Funds have implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Institutional Shares and Investor Shares that allows each Fund to make payments to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% per year of a Fund’s average daily net assets for Institutional Shares and Investor Shares, respectively, and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares or Investor Shares.
SALES AND MARKETING PROGRAMS
Hood River and/or its affiliates may pay financial intermediaries for distribution, marketing, servicing, and sales support out of its profits or other sources available to it (and not an additional charge to the Funds). These payments may include amounts that are sometimes referred to as “revenue sharing” payments and are in addition to or in lieu of any amounts payable to financial intermediaries under the Funds’ Rule 12b-1 Plan or Shareholder Servicing Plan.
DESCRIPTION OF CLASSES
Each Fund offers Institutional Shares, Investor Shares, and Retirement Shares in this Prospectus.
The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Hood River Small-Cap Growth Fund	Institutional Shares	Investor Shares	Retirement Shares
Distribution (Rule 12b-1) fees	None	0.25%	None
Shareholder Servicing fee	0.10%	0.10%	None

Hood River International Opportunity Fund	Institutional Shares	Investor Shares	Retirement Shares
Distribution (Rule 12b-1) fees	None	0.25%	None
Shareholder Servicing fee	0.10%	0.10%	None

Hood River New Opportunities Fund	Institutional Shares	Investor Shares	Retirement Shares
Distribution (Rule 12b-1) fees	None	0.25%	None
Shareholder Servicing fee	0.10%	0.10%	None
Institutional Shares. Institutional Shares pay lower annual expenses than Investor Shares. Institutional Shares are subject to a shareholder servicing fee not to exceed 0.10% of the average daily net assets of a Fund attributable to Institutional Shares, computed on an annual basis. Institutional Shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans, subject to the applicable investment minimums. Institutional Shares are available to the following:
•institutional investors;

•IRAs;
•certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
•existing Institutional class shareholders;
•Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Funds and the Adviser and other individuals who are affiliated with the Funds (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and
•wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).
Investor Shares. Investor Shares are subject to a Rule 12b‑1 distribution fee of up to 0.25% of the average daily net assets of a Fund attributable to Investor Shares, and a shareholder servicing fee not to exceed 0.10% of the average daily net assets of a Fund attributable to Investor Shares, each computed on an annual basis.
Retirement Shares. Retirement Shares are offered for sale without the imposition of Rule 12b-1 or shareholder servicing fees. Retirement Shares are generally available only to certain retirement plans that trade on an omnibus level. Retirement Shares pay lower annual expenses than the Funds’ Institutional Shares and Investor Shares.
Retirement Shares are available in certain retirement plans, including the following, provided that in each case the plan trades on an omnibus level:
•Section 401(a) and 457 plans;
•Section 403(b) custodial accounts;
•Section 401(k), profit sharing, money purchase pension and defined benefit plans; and
•Non-qualified deferred compensation plans.
SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of each Fund’s shares is based on its NAV. The NAV per share of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally 4:00 p.m. Eastern Time) (“Market Close”) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Funds may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold. Any order received after the close of trading on the Exchange will be processed at the NAV as determined as of the close of trading on the next day the Exchange is open.
Each Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by a Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities for the Funds, subject to oversight by the Board. Assets and securities for which market quotations are not readily available are valued in good faith in accordance with the Valuation Designee’s procedures.
When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Valuation Designee’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Prices of foreign securities or other assets quoted in foreign currencies are translated into U.S. dollars at current rates. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. Each Fund has retained a pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund calculates its NAV. The fair value pricing service may employ quantitative models in determining fair value.
PURCHASE OF SHARES
Each Fund’s shares are offered on a continuous basis and are sold without any sales charges. You may purchase shares as specified below. The minimum initial investments for Institutional Shares and Investor Shares of a Fund are $25,000 and $1,000, respectively. There is no minimum initial investment for Retirement Shares of a Fund. Additional investments may be made in any amount. The Funds reserve the right to change the criteria for eligible investors and investment minimums, and the investment minimums may be waived at the discretion of the Adviser. The Funds reserve the right to waive the eligibility requirements for certain investors in their sole discretion when deemed in the best interest of a Fund and share class.
Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or the Hood River New Opportunities Fund, indicating the name and share class of the Fund you are purchasing, and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. The Funds will not accept payment in cash or money orders. The Funds do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Send the check and account application to:
Regular mail:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or
Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Overnight mail:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or
Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices. Purchase orders must be received prior to Market Close to be eligible for same day pricing.
By Wire: If you are making your first investment in the Funds by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Wired funds must be received prior to Market Close to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Hood River Small-Cap Growth Fund or
Hood River International Opportunity Fund or
Hood River New Opportunities Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)
By Telephone: Investors may purchase additional shares of the Funds by calling, toll-free, (800) 497-2960. If you accepted this option on your account application, and your account has been open for at least 7 business days, telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to Market Close, your shares will be purchased at the NAV calculated on the day your order is placed.
Purchase orders by telephone must be received by or prior to Market Close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan: Once your account has been opened you may make additional purchases of the Funds at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Funds on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network. To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at (800) 497-2960 for instructions. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five days prior to the effective date.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a payroll deduction form to your employer’s payroll department after your account has been established with a Fund. Then, a portion of your paycheck will automatically be transferred to your PIP account for as long as you wish to participate in the PIP. It is the responsibility of your employer, not the Funds, the Distributor, the Adviser, or the Transfer Agent, to arrange for transactions under the PIP. The Funds reserve the right to vary its minimum purchase requirements for employees participating in a PIP. For more information regarding the PIP call (800) 497-2960.
Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before Market Close will be priced at the NAV that is determined as of Market Close. Purchase orders received in good order after Market Close will be priced as of the close of regular trading on the following Business Day. “Good order” means that the purchase request includes all accurate required information. Purchase requests not in good order may be rejected.
Any purchase order may be rejected if the Funds determine that accepting the order would not be in the best interest of a Fund or its shareholders. The Funds reserve the right to reject any account application. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any check or other method of payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to suspend the offering of shares.
Individual Retirement Accounts: The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call (800) 497-2960 for information on:

•Individual Retirement Plans, including Traditional IRAs and Roth IRAs
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs
•Coverdell Education Savings Accounts
There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.
The Funds reserve the right to suspend the offering of shares. The Small-Cap Growth Fund is currently closed to most new shareholders. Please see the section entitled “Shareholder Information – Limited Availability (Small-Cap Growth Fund)” to see if you are eligible to purchase shares in the Fund.
REDEMPTION OF SHARES
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or authorized financial intermediary has received your redemption request. The Fund’s name, the share class name, your account number, the number of shares or dollar amount you would like redeemed and the signatures of all shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts of $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.
The Funds typically expect to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to Market Close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures of all shareholders whose names appear on the account registration with a signature guarantee, if applicable. If a Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Funds. The Funds reserve the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in‑kind are typically used to meet redemption requests that represent a large percentage of each Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Funds reserve the right to not make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.
By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the Fund’s name and class you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures of all shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:
Regular mail:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or
Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight mail:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or
Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices. Redemption requests must be received prior to Market Close to be eligible for same day pricing.
By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
By Telephone: If you prefer to redeem your shares by telephone, you must accept telephone options on your account application. You may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at (800) 497-2960. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.
Investors may have a check sent to the address of record, may wire proceeds to a shareholder’s bank account of record, or proceeds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.
Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after Market Close.
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Plan: As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account. The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal.
A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.
In-Kind Redemptions: The Funds reserve the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption-in-kind”), and may do so in the form of pro-rata slices of the Funds’ portfolio, individual securities or a representative basket of securities. Redemptions in-kind are taxable in the same manner to a redeeming shareholder as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.
Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days; or
•For all redemptions in excess of $50,000 from any shareholder account.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
IRA and other retirement plan redemptions: If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding. Shares held in IRA accounts may also be redeemed by telephone at (800) 497-2960. Investors will be asked whether or not to withhold taxes from any distribution.
PURCHASING AND REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY
You may purchase and redeem shares of the Funds through certain financial intermediaries (and their agents) that have made arrangements with the Funds to sell their shares and receive purchase and redemption orders on behalf of the Funds. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Funds. Financial intermediaries may be authorized by the Distributor to designate other financial intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when the Funds, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.
The Distributor, on behalf of the Funds, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Adviser and/or its affiliates may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.
EXCHANGING SHARES
You may exchange all or a portion of your investment from a Fund in the Hood River Fund Family to an identically registered account in the same share class of another Fund in the Hood River Fund Family. Any new account established through an exchange will be subject to the minimum investment requirements described above under “Purchase of Shares,” unless that account qualifies for a waiver of the initial investment requirement. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes which may result in a taxable capital gain or loss. Call the Funds at (800) 497-2960 to learn more about exchanges.
SHARE CLASS CONVERSIONS
You may convert shares of one share class of a Fund for a different share class of the same Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are converting into. Share class conversions are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. A conversion from one class to another within a Fund will generally not be a taxable transaction.
To obtain more information about share class conversions, or to place conversion orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus, or may not permit share class conversions. The Funds reserve the right to modify or eliminate the share class conversion feature.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term market movements (market timing). “Market timing” generally refers to frequent or excessive trades into or out of a mutual fund in an effort to anticipate changes in market prices of its investment portfolio. Frequent purchases and redemptions of Fund shares can disrupt the management of a Fund, negatively affect a Fund’s performance, and increase expenses for all of a Fund’s shareholders. In particular, frequent trading can: (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing a Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for a Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (some small-cap stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Funds’ NAV for long-term shareholders.
If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of a Fund.
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The policy is intended to discourage excessive trading in the Funds’ shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase request order at any time and for any reason, without prior written notice. The Funds may, in certain circumstances, reverse a transaction determined to be abusive.
The Funds will generally monitor trading activity within a 90 day period. The Funds may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. In applying these policies, the Funds consider the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity. The Funds will seek to make judgments and applications of the Funds’ policy that are consistent with the interests of the Funds’ shareholders.
There is no guarantee that the Funds or their agents will be able to detect market timing or abusive trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Funds for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person.
The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are substantially limited in their ability to identify or deter excessive traders or other abusive traders. The Funds will use their best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds. In some cases, the Funds may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Funds’ policies when the Funds believe that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds.
If a financial intermediary fails to enforce the Funds’ policies with respect to market timing and other abusive trading activity, the Funds may take other actions, including terminating its relationship with such financial intermediary.
OTHER POLICIES OF THE FUNDS
Small Accounts: If the value of your account falls below the investment minimum, the Funds may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Funds may redeem your shares, close your account, and send you the proceeds. The Funds will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.
Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you will be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Funds reserve the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.
Householding: You may occasionally receive proxy statements and other regulatory documents for the Funds. In an effort to decrease costs and to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same address. If you would like to discontinue householding for your accounts please call, toll-free, (800) 497-2960 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Lost Shareholders: It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Shareholders with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
LIMITED AVAILABILITY (SMALL-CAP GROWTH FUND)
The Small-Cap Growth Fund is closed to most new investors. Each investor in the Fund must meet one of the eligibility requirements set forth below.
Only investors of the Fund as of October 4, 2024 (the “Closing Date”), whether owning shares directly through the Fund’s transfer agent or through a bank, broker-dealer, financial adviser or recordkeeper (“Financial Intermediary”), are eligible to purchase shares of the Fund. The Fund will continue to permit the following types of investments in the Fund:
•Additional share purchases or reinvestment of dividends or capital gains by existing Fund shareholders;
•Investments made through qualified retirement plans (such as 401(a), 401(k) and other defined contribution plans and defined benefit plans) for which the Fund is an eligible investment alternative and whose records are maintained by a Financial Intermediary having an agreement with the Fund in effect on or before the Closing Date;
•Investments by new or existing clients of an individual financial adviser representative who already had client assets invested in the Fund on the Closing Date;
•Investments by clients of registered investment adviser firms and other Financial Intermediaries who have an existing business relationship with the Adviser that, in the judgment of the Adviser, would not adversely affect the Adviser’s ability to manage the Fund effectively;
•Investments by a Trustee or officer of the Trust, an officer, director or employee of the Adviser, a member of the immediate family of any of those persons, or clients of the Adviser; and
•An investment that officers of the Adviser determine, in their sole discretion, would not adversely affect the Adviser’s ability to manage the Fund effectively.
The Fund may ask you to verify that you meet one of the guidelines above prior to permitting you to open a new account in the Fund. The Fund reserves the right to prohibit a transaction otherwise permitted if the Fund believes doing so to be in the

Fund’s best interest. In addition, the Fund reserves the right, at any time, in its sole discretion, to further modify or amend the extent to which the future sales of shares are limited.
DISTRIBUTIONS
Distributions from the Funds’ net investment income, if any, are declared and paid annually. Any net capital gain realized by the Funds also will be distributed annually.
Distributions are payable to shareholders as of the record date (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions will be reinvested in additional Fund shares, unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash. The Funds’ distributions, whether received in cash or reinvested in additional shares of the Funds, may be subject to federal, state and local income tax.
If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current NAV per share and to reinvest all subsequent distributions.
FEDERAL INCOME TAXES
Changes in income tax laws, potentially with retroactive effect, could impact the Funds’ investments or the tax consequences to you of investing in the Funds.
Distributions of the Funds’ investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Funds’ shareholders as ordinary income. Although the Funds expect that most or all of their distributions of investment company taxable income will be taxed at the federal income tax rates applicable to ordinary income, for a non-corporate shareholder, to the extent that the Funds’ distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Funds from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Funds’ distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Funds receive dividends directly or indirectly from U.S. corporations, report the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Funds’ distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Funds with its correct Taxpayer Identification Number and certain certifications or the Funds receives notification from the Internal Revenue Service (“IRS”) requiring back-up withholding, the Funds are required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for United States residents.
Distributions of the Funds’ net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to the Funds’ shareholders as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referenced above.
You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Funds’ securities. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, such Fund will be eligible to, and may, file an election with the IRS that would enable such Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by such Fund to foreign countries and U.S. possessions. If such Fund makes such an election, you will be notified. Please see the SAI for additional information regarding the foreign tax credit.
The Funds are required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange, or redeem those shares. The Funds will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders. Distributions made by the Funds may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the financial performance of the Funds for the fiscal years shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Funds (assuming you reinvested all dividends and distributions).
Information in the tables for the fiscal years ended June 30, 2025, June 30, 2024, and June 30, 2023 has been audited by Cohen & Company, Ltd. (“Cohen & Co”), the independent registered public accounting firm of the Funds. Information in the tables for prior fiscal years was audited by the Funds' prior independent registered public accounting firm. Cohen & Co’s report, along with the Funds’ financial statements, is included in the Funds’ 2025 annual report to shareholders on Form N-CSR, which is available, without charge, upon request.

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout each year presented
	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net Asset Value – Beginning of Year	$66.52	$53.70	$45.07	$76.04	$44.87
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.46)	(0.28)	(0.26)	(0.32)	(0.30)
Net realized and unrealized gain (loss) on investments	10.46	13.10	8.89	(17.69)	35.43
Total from investment operations	10.00	12.82	8.63	(18.01)	35.13

LESS DISTRIBUTIONS FROM:
Net realized gains	(2.79)	—	—	(12.96)	(3.96)
Total Distributions	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of year	$73.73	$66.52	$53.70	$45.07	$76.04
Total Return	14.78%	23.89%	19.15%	(28.71)%	80.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$2,184,064	$1,392,826	$725,117	$438,898	$433,921
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.07%	1.07%	1.07%	1.06%	1.06%
After expense reimbursement/recoupment	1.07%	1.07%	1.07%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets	(0.65)%	(0.48)%	(0.53)%	(0.52)%	(0.48)%
Portfolio turnover rate	102%	98%	95%	77%	119%
(a) Net investment income per share has been calculated based on average shares outstanding during the years.

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES
For a capital share outstanding throughout each year presented
	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$65.06	$52.65	$44.26	$75.04	$44.40
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.63)	(0.41)	(0.34)	(0.41)	(0.42)
Net realized and unrealized gain (loss) on investments	10.23	12.82	8.73	(17.41)	35.02
Total from investment operations	9.60	12.41	8.39	(17.82)	34.60
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(2.79)	—	—	(12.96)	(3.96)
Net Asset Value – End of Year	$71.87	$65.06	$52.65	$44.26	$75.04
Total Return	14.49%	23.57%	18.96%	(28.85)%	80.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (thousands)	$145,928	$185,679	$84,753	$39,866	$18,428
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.32%	1.31%	1.24%	1.25%	1.26%
After expense reimbursement/recoupment	1.32%	1.31%	1.24%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.90)%	(0.73)%	(0.71)%	(0.71)%	(0.68)%
Portfolio turnover rate	102%	98%	95%	77%	119%
(a) Net investment income per share has been calculated based on average shares outstanding during the years.

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout each year presented
	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$66.94	$54.01	$45.28	$76.29	$44.98

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.40)	(0.23)	(0.22)	(0.29)	(0.26)
Net realized and unrealized gain (loss) on investments	10.53	13.16	8.95	(17.76)	35.53
Total from investment operations	10.13	12.93	8.73	(18.05)	35.27
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.79)	—	—	(12.96)	(3.96)
Total distributions	(2.79)	—	—	(12.96)	(3.96)
Net asset value, end of year	$74.28	$66.94	$54.01	$45.28	$76.29
Total Return	14.88%	23.94%	19.28%	(28.66)%	80.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,573,500	$1,059,159	$744,273	$549,066	$710,935
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.97%	0.99%	0.99%	0.99%	1.00%
After expense reimbursement/recoupment	0.97%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.40)%	(0.43)%	(0.45)%	(0.40)%
Portfolio turnover rate	102%	98%	95%	77%	119%
(a) Net investment income per share has been calculated based on average shares outstanding during the years.

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each period presented:
	Year Ended June 30,
	2025	2024	2023	September 28, 2021(a) through June 30, 2022
PER SHARE DATA:
Net Asset Value - Beginning of Year (Period)	$11.30	$9.04	$7.02	$10.00
INVESTMENT OPERATIONS:
Net investment income(loss)(b)	0.06	0.01	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	1.87	2.39	1.98	(2.93)
Total from investment operations	1.93	2.40	2.02	(2.96)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.14)	—	—
Net realized gains	—	—	—	(0.02)
Total distributions	(0.02)	(0.14)	—	(0.02)
Net asset value, end of year (period)	$13.21	$11.30	$9.04	$7.02
Total Return	17.09%	26.73%	28.77%	(29.65)%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (thousands)	$82,592	$11,446	$1,618	$1,590
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.16%	5.53%	15.95%	12.57%(c)
After expense reimbursement/recoupment	1.30%(e)	1.27%	1.50%	1.50%(c)
Ratio of net investment income (loss) to average net assets	0.55%	0.05%	0.58%	(0.50)%(c)
Portfolio turnover rate	220%	119%	172%	98%(d)
(a) The Institutional Shares class commenced operations on September 28, 2021.
(b) Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)Annualized.
(d) Not Annualized.
(e) The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.25%.

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout the period presented:
	Year Ended June 30, 2025	August 11, 2023(a) through June 30, 2024
PER SHARE DATA:
Net Asset Value - beginning of year (period)	$11.27	$9.15
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.03	(0.02)
Net realized and unrealized gain on investments	1.87	2.28
Total from investment operations	1.90	2.26
LESS DISTRIBUTIONS FROM:
Net investment income	0.00(e)	(0.14)
Total distributions	0.00(e)	(0.14)

Net Asset Value – end of year (period)	$13.17	$11.27

Total Return	16.78%	25.08%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$55,006	$412
Ratio of operating expenses to average net assets:
Before expense reimbursement/recoupment	2.46%	5.15%(c)
After expense reimbursement/recoupment	1.61%(f)	1.47%(c)
Ratio of net investment income (loss) to average net assets	0.22%	(0.19)%(c)
Portfolio turnover rate	220%	119%(d)
(a) The Investor Shares class commenced operations on August 11, 2023.
(b) Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)Annualized.
(d) Not Annualized.
(e) The value is less than 0.005.
(f) The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.50%.

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout each period presented
	Year ended June 30,
	2025	2024	2023	December 22, 2021(a) through June 30, 2022
PER SHARE DATA:
Net asset value, beginning of year (period)	$11.32	$9.06	$7.02	$10.06

INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.00(e)	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.92	2.40	1.99	(3.06)
Total from investment operations	1.95	2.40	2.04	(3.04)

Less Distributions From:
Net investment income	(0.02)	(0.14)	—	—
Total distributions	(0.02)	(0.14)	—	—
Net asset value, end of year (period)	$13.25	$11.32	$9.06	$7.02
Total Return	17.26%	26.81%	29.06%	(30.22)%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$5,058	$2,484	$907	$496
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.34%	5.61%	16.29%	11.80%(c)
After expense reimbursement/recoupment	1.20%(f)	1.21%	1.40%	1.40%(c)
Ratio of net investment income (loss) to average net assets	0.30%	0.08%	0.67%	0.45%(c)
Portfolio turnover rate	220%	119%	172%	98%(d)
(a) The Retirement Shares class commenced operations on December 22, 2021.
(b) Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)Annualized.
(d) Not Annualized.
(e) The value is less than 0.005.
(f) The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.15%.

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout the period:
August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain on investments	3.87
Total from investment operations	3.82
Net asset value, end of period	$13.82
Total Return	38.20%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$162,467
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.33%(c)
After expense reimbursement/recoupment	0.95%(c)
Ratio of net investment income (loss) to average net assets	(0.44)%(c)
Portfolio turnover rate	105%(d)
(a) The Institutional Shares class commenced operations on August 5, 2024.
(b) Net investment income per share has been calculated based on average shares outstanding during the period.
(c)Annualized.
(d) Not annualized.

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INVESTOR SHARES
For a capital share outstanding throughout the period:
August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)
Net realized and unrealized gain on investments	3.87
Total from investment operations	3.79
Net asset value, end of period	$13.79
Total Return	37.90%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,503
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.60%(c)
After expense reimbursement/recoupment	1.20%(c)
Ratio of net investment income (loss) to average net assets	(0.70)%(c)
Portfolio turnover rate	105%(d)
(a) The Investor Shares class commenced operations on August 5, 2024.
(b) Net investment income per share has been calculated based on average shares outstanding during the period.
(c)Annualized.
(d) Not annualized.

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
RETIREMENT SHARES
For a capital share outstanding throughout the period:
August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain on investments	3.86
Total from investment operations	3.82
Net asset value, end of period	$13.82
Total Return	38.20%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,041
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.15%(c)
After expense reimbursement/recoupment	0.85%(c)
Ratio of net investment income (loss) to average net assets	(0.35)%(c)
Portfolio turnover rate	105%(d)
(a) The Retirement Shares class commenced operations on August 5, 2024.
(b) Net investment income per share has been calculated based on average shares outstanding during the period.
(c)Annualized.
(d) Not annualized.

PRIVACY NOTICE

Notice of Privacy Policy & Practices

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services. We collect non-public personal information about you from the following sources:
•information we receive about you on applications or other forms;
•information you give us orally; and
•information about your transactions with us or others.

The types of non-public personal information we collect and share can include:
•social security number;
•account balances;
•account transactions;
•transaction history;
•wire transfer instructions; and
•checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at (800) 497-2960.

Effective January 1, 2023
PN-1

INVESTMENT ADVISER
Hood River Capital Management LLC
2373 PGA Boulevard, Suite 200
Palm Beach Gardens, Florida 33410

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
For overnight deliveries, use:
Hood River Small-Cap Growth Fund,
Hood River International Opportunity Fund or Hood River New Opportunities Fund
c/o U.S. Bancorp Fund Services, LLC
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

For regular mail deliveries, use:
Hood River Small-Cap Growth Fund,
Hood River International Opportunity Fund or Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

HOOD RIVER SMALL-CAP GROWTH FUND
HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
HOOD RIVER NEW OPPORTUNITIES FUND
each a series of Manager Directed Portfolios

You can find more information about the Funds in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ prior fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
The Funds’ shareholder reports are made available on the website www.hoodrivercapital.com, You may request to receive paper reports from the Funds or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
You may obtain copies of these documents and request other information without charge, upon request, or ask questions about the Funds by contacting:
Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund or
Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252
(800) 497-2960
The SAI, shareholder reports and other information about the Funds are also available:
•free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•free of charge from the Funds’ website at www.hoodrivercapital.com; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

For more information on opening a new account,
making changes to existing accounts,
purchasing or redeeming shares,
or other investor services, please call (800) 497-2960.
The Trust’s SEC Investment Company Act of 1940 file number is 811-21897.

MANAGER DIRECTED PORTFOLIOS
Hood River Small-Cap Growth Fund
Institutional Shares (HRSMX)
Investor Shares (HRSRX)
Retirement Shares (HRSIX)
Hood River International Opportunity Fund
Institutional Shares (HRIOX)
Investor Shares (HRIIX)
Retirement Shares (HRITX)
Hood River New Opportunities Fund
Institutional Shares (HRNOX)
Investor Shares (HRNIX)
Retirement Shares (HRNRX)
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

STATEMENT OF ADDITIONAL INFORMATION October 31, 2025
This Statement of Additional Information (“SAI”) provides general information about the Hood River Small‑Cap Growth Fund, Hood River International Opportunity Fund and the Hood River New Opportunities Fund (each, a “Fund” and, collectively, the “Funds”), each a series of Manager Directed Portfolios (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated October 31, 2025 (the “Prospectus”), as supplemented and amended from time to time. You may obtain a copy of the Prospectus and/or the annual and semi-annual reports to shareholders, at no charge, by contacting the Funds at the address or toll-free telephone number below, or by visiting the Funds’ website at www.hoodrivercapital.com.
The financial statements of the Funds for the fiscal year ended June 30, 2025 included in the Annual Report to shareholders on Form N-CSR and the report dated August 29, 2025 of Cohen & Company, Ltd., the independent registered public accounting firm for the Funds, related thereto are incorporated into this SAI by reference. No other parts of the Annual Report (File No. 811-21897) are incorporated herein by reference.

Hood River Small‑Cap Growth Fund, Hood River International Opportunity Fund and
Hood River New Opportunities Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, Missouri 64121-9252
Telephone: (800) 497-2960

GENERAL INFORMATION
Each Fund is a mutual fund that is a diversified, separate series of Manager Directed Portfolios (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 4, 2006. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. The Funds have established Institutional Shares, Investor Shares, and Retirement Shares.
HISTORY OF THE FUNDS
The Hood River Small‑Cap Growth Fund began operations as a series of WT Mutual Fund, a separate Delaware statutory trust. In connection with a reorganization that was completed on February 2, 2007, the Fund, a series of the Trust (which was then known as the Roxbury Funds), received all of the assets and liabilities of the Roxbury Small-Cap Growth Fund (the “Predecessor Fund”), a series of WT Mutual Fund.
Institutional Shares of the Predecessor Fund commenced operations on January 2, 2003. The Institutional Shares of the Hood River Small‑Cap Growth Fund have adopted the accounting and performance history of the Predecessor Fund, for periods prior to the completion of the reorganization mentioned above.
Prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure pursuant to which the Predecessor Fund invested in a corresponding “master series” of WT Investment Trust I (the “Master Trust”), which invested directly in investment securities. The investment objective, strategies, policies, and limitations of the master series were identical to the Small-Cap Growth Fund.
Roxbury Capital Management, LLC (“Roxbury”) served as the primary investment adviser to the Hood River Small-Cap Growth Fund from its inception (January 2, 2003) to January 20, 2015. In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River Capital Management LLC (the “Adviser”) and Hood River Capital Management LLC became the Fund’s sub-adviser effective May 30, 2013. Effective January 20, 2015, the Adviser replaced Roxbury as the primary investment adviser to the Fund. Effective April 9, 2015, the Fund changed its name from the Roxbury/Hood River Small-Cap Growth Fund to the Hood River Small-Cap Growth Fund.
The Hood River International Opportunity Fund commenced operations as a series of the Trust on September 28, 2021.
The Hood River New Opportunities Fund commenced operations as a series of the Trust on August 5, 2024.
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following information supplements the information concerning the Funds’ investment objectives, policies and limitations found in the Prospectus.
Investment Objectives
Hood River Small‑Cap Growth Fund
The Fund seeks long-term growth of capital. The Fund’s investment objective may not be changed without shareholder approval.
Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of small-cap companies. The Fund considers small-cap companies to be those companies that make up the S&P SmallCap 600® and Russell 2000® Growth
1

Indices. The foregoing investment policy may be changed upon 60 days’ written notice to shareholders. The Fund may include in its 80% calculation derivative instruments that are tied economically to small-cap companies.
As a non-fundamental policy, no more than 10% of the Fund’s total assets may at any time be committed or exposed to derivative strategies, which includes options and futures contracts. The value of such derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. For purposes of the Fund’s 80% policy discussed above, (1) options held by the Fund will be calculated based on the most recent sale price rather than the notional value of such options, and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund’s objective.
Hood River International Opportunity Fund
The Fund seeks long-term growth of capital. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon approval by the Board and 60 days’ prior written notice to shareholders.
Hood River New Opportunities Fund
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon approval by the Board and 60 days’ prior written notice to shareholders.
Diversification Status. Each Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the voting securities of any one such issuer. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a Fund’s holdings is measured at the time a Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of a Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, a Fund may have a greater percentage of its assets invested in securities of fewer issuers. A Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.
Market and Regulatory Risk; General Market Risks. U.S. and international markets have experienced significant volatility in recent months and years. Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
2

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of a Fund’s investments may be negatively affected.
Cash Management. Under normal market conditions, a Fund will invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain types of these instruments are described below. This percentage restriction does not include any cash collateral holdings relating to a Fund’s securities lending arrangements.
Money Market Funds. Each Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.
U.S. Government Obligations. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”). In the case of obligations not backed by the full faith and credit of the U.S., a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA), an independent regulator, in 2008, and FHFA succeeded to all of their rights, titles, powers, and privileges. At the time Fannie Mae and Freddie Mac were placed in conservatorship, the U.S. Treasury established preferred stock purchase agreements pursuant to which the U.S. Treasury will contribute cash capital to maintain a positive net worth in each enterprise. These agreements were amended in December 2009 to permit the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of the enterprises for a three-year period. FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship. If the conservatorship is terminated, these obligations will no longer have the protection of the U.S. Treasury.
Commercial Paper. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund may invest only in commercial paper rated A-1 or higher by Standard & Poor’s
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Ratings Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or if not rated, determined by the investment adviser to be of comparable quality.
Bank Obligations. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:
•Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
•Certificates of Deposit. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).
•Time Deposits. Time deposits are bank deposits for fixed periods of time.
Convertible Securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
Each Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser to be of comparable quality. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of such Fund to retain the security.
Debt Securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
The value of debt securities may be affected significantly by changes in interest rates. Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield. Individual debt securities may be subject to the credit risk of the issuer. The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse
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circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.
Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Types of Equity Securities:
Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Funds.
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Certain when-issued securities are types of derivative instruments subject to the derivatives rule (Rule 18f-4), discussed below.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Small and Mid-Capitalization Companies. Small and mid-capitalization companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, small and mid-capitalization
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company performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Derivatives. Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index. Examples of derivatives the Funds may invest in are discussed further below. All derivative investments are subject to a number of risks such as liquidity, operational, counterparty, accounting and tax risks. The use of derivatives is a highly specialized investment activity. The use of derivatives may expose the Funds to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by a Fund and the Fund’s other investments. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.
The Hood River Small-Cap Growth Fund and Hood River New Opportunities Fund may invest in derivative instruments as a non-principal investment strategy and the Hood River International Opportunity Fund may invest in derivatives as a principal investment strategy. To the extent the Funds engage in derivatives transactions (such as options, futures, and forward contracts), each Fund expects to qualify as a limited derivatives user under Rule 18f-4 under the 1940 Act, which requires a Fund to comply with a 10% notional exposure-based limit on derivatives transactions and to adopt written policies and procedures reasonably designed to manage the Fund’s derivatives risks.
Options on Securities and Securities Indices (Hood River Small‑Cap Growth Fund and Hood River New Opportunities Fund). Each Fund may purchase call options on securities that the investment adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. Each Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. Each Fund may write (sell) put and covered call options on securities in which they are authorized to invest. Each Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the assets of the Fund that is invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.
Futures and Options on Futures (Hood River Small‑Cap Growth Fund and Hood River New Opportunities Fund). Each Fund may purchase futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the adviser’s ability to predict
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movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Future contracts and options may not always be successful hedges and using them could lower the Fund’s total return. The potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.
Forward Contracts (Hood River International Opportunity Fund only). A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers. In contrast to contracts traded on an exchange (such as futures contracts), forward contracts are not guaranteed by any exchange or clearinghouse and are subject to the creditworthiness of the counterparty of the trade. Forward contracts are not always standardized and are frequently the subject of individual negotiation between the parties involved.
Because there is no clearinghouse system applicable to forward contracts, there is no direct means of offsetting a forward contract by purchase of an offsetting position on the same exchange. Absent contractual termination rights, the Fund may not be able to terminate a forward contract at a price and time that it desires. In such event, the Fund will remain subject to counterparty risk with respect to the forward contract, even if the Fund enters into an offsetting forward contract with the same, or a different, counterparty. If a counterparty defaults, the Fund may lose money on the transaction.
Depending on the asset underlying the forward contract, forward transactions can be influenced by, among other things, changing supply and demand relationships, government commercial and trade programs and policies, national and international political and economic events, weather and climate conditions, insects and plant disease, purchases and sales by foreign countries and changing interest rates.
Foreign Exchange Risk and Currency Transactions (Hood River International Opportunity Fund only). The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions.
Forward foreign currency exchange contracts (“forward contracts”) are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.
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Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.
Hedging Strategies. The Funds may engage in certain hedging strategies that involve options, futures and forward contracts. The Funds may engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the adviser of an investment company is subject to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations.
With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that an investment adviser was required to register as a CPO, the disclosure and operations of the fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. If CPO registration is required, the adviser may avail itself of the CFTC’s rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.
Borrowing. The Funds may borrow money for temporary or emergency purposes, in an aggregate amount not in excess of 10% of a Fund’s total assets. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Funds to borrow for temporary or emergency purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Funds are required to reduce a Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
The Funds may also be deemed to be borrowing when entering into certain financing transactions such as reverse repurchase agreements. This type of borrowing is generally referred to as economic leverage.
The use of borrowing by the Funds involve special risk considerations. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the
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terms of the Funds’ agreement with its lender, the asset value per share of a Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if a Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs to the Funds.
Illiquid Investments. Each Fund may not knowingly invest more than 15% of its net assets in illiquid investments. An illiquid investment is an investment which a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Adviser makes the day-to-day determinations of liquidity pursuant to the Funds’ liquidity risk management program, monitors the liquidity of investments held by the Funds and reports periodically on each Fund’s liquidity to the Board. If the limitations on illiquid investments are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board. Illiquid investments include securities issued by private companies and restricted securities (securities where the disposition of which is restricted under the federal securities laws), which are discussed below. Rule 144A securities may be treated as liquid securities if they meet the criteria in the Funds’ liquidity risk management program. External market conditions may impact the liquidity of portfolio securities and may cause a Fund to sell or divest certain illiquid investments in order to comply with its limitation on holding illiquid investments, which may result in realized losses to such Fund.
Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser as the Board’s Valuation Designee (defined below). If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid investments, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.
Initial Public Offerings. Each Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as brokerage commissions and transaction costs. By selling shares, a Fund may realize taxable short-term capital gains that, to the extent not offset by losses, will be distributed to the shareholders and taxable to them at ordinary income rates. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Investment Company Securities and Exchange-Traded Funds. Each Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its
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total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain investment companies beyond the limits set forth in Section 12(d)(1) pursuant to the “fund of funds” rules promulgated thereunder, including Rule 12d1-4. Rule 12d1-4 provides an exemption from Section 12(d)(1) that allows a registered investment company to invest all of its assets in other registered investment companies, including ETFs, if the registered investment company satisfies certain conditions specified in the rule, including, among other conditions, that the registered investment company and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).
Non-U.S. Securities. Each Fund may invest in the securities of non-U.S. issuers (“foreign securities”) either directly by purchasing securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see “Depositary Receipts” above). Foreign securities include equity securities issued by issuers that are primarily traded on a non-U.S. exchange, debt securities issued by issuers located outside the U.S., and securities issued in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Currency Fluctuations. Each Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income. The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. Foreign securities in which a Fund invests may be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the U.S. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
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Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the U.S.
Taxes. The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.
Public Health Threats. Various countries throughout the world are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging Markets. Some of the securities in which a Fund may invest may be located in developing or emerging markets and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.
Private Investments in Public Equity (“PIPEs”). Each Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class, or PIPEs. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the portfolios cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Private Placements. Each Fund may invest in private placement securities, which are securities that are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placements are often issued by privately held companies that are not subject to the reporting requirements of the SEC and are not required to maintain their accounting records in accordance with generally accepted accounting principles. Because there may be relatively few potential purchasers for such securities, a Fund could find it more difficult to sell such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. Investors in a private placement have less protection under the federal securities laws against improper practices than investors in publicly-traded securities.
Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and determining
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how the investment is likely to perform over time. Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing a Fund’s NAV. Securities acquired in private placements generally are classified as illiquid. Disposing of securities acquired in private placements may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell the security promptly at an acceptable price.
Real Estate Investment Trusts (“REITs”). The Funds may invest in REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Hybrid REITs invest both in real property and in mortgages.
A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90 percent of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.
A Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect a Fund’s return on its investment in the REIT. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. Additionally, in general, a dividend paid by a regulated investment company and reported as a “section 199A dividend” may be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.
Repurchase Agreements. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of the Funds to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Funds’ investment limitations.
Securities Lending. Each Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or another approved vehicle. However, a Fund will normally pay
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lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. In addition, such Fund may pay fees to U.S. Bank, National Association, the Funds’ securities lending agent, and such fees will be deducted from the Fund’s securities lending revenues. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate any loan. See the section titled “Securities Lending” in this SAI for more information.
Special Purpose Acquisition Companies. Each Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. SPACs are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more business (i.e., a SPAC-derived company). Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market and may be considered illiquid and/or be subject to restrictions on resale. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. While a SPAC is seeking a transaction target, its stock may be thinly traded. There can be no assurance that a market will develop.
Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same acquisition opportunities, which could make completing an attractive business combination more difficult.
The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to
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the securities and money market funds in which the proceeds are invested. SPACs invest their trust assets in U.S. Treasuries or money market funds, which may also be at risk for loss at various times.
Temporary Defensive Position. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.
Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to a Fund and also adverse tax consequences to a Fund’s shareholders.
The table below lists the portfolio turnover rate for the Funds for the fiscal year ended June 30:

	Fiscal Year Ended June 30,
	2025	2024
Hood River Small-Cap Growth Fund	102%	98%
Hood River International Opportunity Fund	220%	119%
Hood River New Opportunities Fund *	105%	N/A
* For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has policies and procedures in place that govern the timing and circumstances of disclosure of portfolio holdings of the Funds. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio holdings is in the best interest of Fund shareholders, considering actual and potential material conflicts of interest that could arise between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor (as defined below), or any other affiliated person of the Funds.
Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter on the Funds’ website, www.hoodrivercapital.com, and on Form N-PORT and Form N-CSR, as applicable. These regulatory filings are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Information about the Funds’ portfolio holdings will not be distributed to any third party except as described below:
•The disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•The disclosure is to a mutual fund rating or evaluation services organization (such as FactSet, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement with the Funds, or is bound by applicable duties of confidentiality imposed by law;
•The disclosure is made to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board, independent registered public accountants, counsel to the Funds or the Trustees, proxy voting service providers, financial printers involved in the reporting process, other service
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providers assisting with regulatory requirements (e.g., liquidity classifications and regulatory filing data), fund administration, fund accounting, transfer agency, or custody of the Funds, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”);
•The disclosure is made by the Adviser, to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; the Adviser may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with natural order flow;
•The disclosure is made to institutional consultants evaluating the Funds on behalf of potential investors;
•The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on the Funds’ website at least one day prior to the disclosure); or
•The disclosure is made pursuant to prior written approval of the Trust’s Chief Compliance Officer, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Funds’ shareholders.
In addition, Mar Vista Investment Partners, LLC has been approved to receive the Funds’ portfolio holdings in its role as a middle- and back-office service provider to the Adviser.
The Funds’ policies and procedures prohibit any direct or indirect compensation or consideration of any kind being paid to, or received by, any party in connection with the disclosure of information about the Funds’ portfolio holdings.
The Trust’s Chief Compliance Officer may designate the Adviser’s chief compliance officer as the party responsible for ensuring that all confidentiality agreements involving the non-public disclosure of portfolio holdings adhere to the Funds’ policies and require that the Adviser’s chief compliance officer disclose and report all confidentiality agreements to the Trust’s Chief Compliance Officer.
The Trust’s Chief Compliance Officer must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore, other than the ongoing arrangements described above, which have been approved by the Board. In connection with the oversight responsibilities by the Board, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Funds to third parties must be provided to the Board.
INVESTMENT LIMITATIONS
The Funds have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders’ meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of a Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Funds or their assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.
As a matter of fundamental policy, each Fund will not:
1.purchase the securities of any one issuer, if as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of
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the outstanding voting securities of that issuer, provided that: (1) a Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.(Hood River Small-Cap Growth Fund only) purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
3.(Hood River International Opportunity Fund only) invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies);
4.(Hood River New Opportunities Fund only) purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to securities of other investment companies;
5.(Hood River Small-Cap Growth Fund and Hood River International Opportunity Fund) borrow money, provided that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of a Fund’s total assets;
6.(Hood River New Opportunities Fund only) borrow money, except to the extent permitted by the 1940 Act;
7.make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;
8.underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
9.purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;
10.purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or
11.issue senior securities, except to the extent permitted by the 1940 Act.
With regard to the statement that the restriction set forth in items (3) and (4) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund. The Hood River International Opportunity Fund and the Hood River New Opportunities Fund will look through to the underlying holdings of investment companies in which a Fund is invested when determining the concentration of the Fund and its compliance with the restriction provided in items (3) and (4).
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With respect to the restriction set forth in item (11), above, derivatives transactions, short sales and other obligations that create future payment obligations involve the issuance of “senior securities” for purposes of Section 18 of the 1940 Act. As stated above in the “Derivatives” sub-section, the Funds may engage in derivatives transactions in accordance with Rule 18f-4 under the 1940 Act. In addition, borrowings are considered senior securities under the 1940 Act, except the Funds may borrow from a bank in accordance with the asset coverage requirements of the 1940 Act.
As a non-fundamental investment policy, each of the Hood River Small‑Cap Growth Fund, the Hood River International Opportunity Fund and the Hood River New Opportunities Fund will not knowingly invest more than 15% of the value of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Of the 15% of the value of its net assets that may be invested in illiquid securities, a Fund will not invest more than 5% of the value of its net assets in private placement securities.
TRUSTEES AND OFFICERS
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations. The mailing address of each Trustee and officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

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Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios in the Trust Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past Five Years
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Chief Investment Officer and Senior Portfolio Manager, Mill Street Financial, LLC, since April 2023; Senior Portfolio Manager, Affinity Investment Advisors, LLC, (2017 – 2023).	14	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC (a provider of independent governance and distribution support for the asset management industry), since 2013; Managing Director, Park Agency, Inc., since 2020.	14	Trustee, Madison Funds, since 2019 (12 portfolios); Trustee, XAI Octagon Floating Rate & Alternative Income Trust, since 2017; Trustee, Octagon XAI CLO Income Fund, since 2017; Trustee, XAI Madison Equity Premium Income Fund, since 2024
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; Venture Partner and General Counsel, Motley Fool Ventures LP, since 2018; Adjunct Professor, Washington College of Law, American University, since 2006; General Counsel, Motley Fool Asset Management, LLC (2008 – 2018); Manager, Motley Fool Wealth Management, LLC (2013 – 2018).	14	None
James R. Schoenike (Born 1959)	Trustee since July 2016	Retired. Distribution Consultant (2018 – 2021); President and CEO, Board of Managers, Quasar Distributors, LLC (2013 – 2018).	14	None
(1)Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire during the year in which a Trustee reaches the age of 75.
(2)The Trust is currently comprised of multiple active portfolios managed by unaffiliated investment advisers.

As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Adviser or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.
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Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served (1)	Principal Occupation(s) During the Past Five Years
OFFICERS
Ryan S. Frank (Born 1985)	President and Principal Executive Officer, since June 1, 2025; previously Vice President, Treasurer and Principal Financial Officer from August 17, 2022 – May 31, 2025	Vice President, U.S. Bancorp Fund Services, LLC, since 2008
Scott M. Ostrowski (Born 1980)	Vice President, since June 1, 2025; previously President and Principal Executive Officer from August 10, 2021 – May 31, 2025	Senior Vice President, U.S. Bancorp Fund Services, LLC, since 2006
Amber C. Kopp (Born 1983)	Secretary, since September 15, 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC, since 2023; Assistant General Counsel, Corebridge Financial Inc. (previously AIG), 2019–2020
Jill S. Silver (Born 1976)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2023	Senior Vice President, U.S. Bancorp Fund Services, LLC, since December 2022; Compliance Director, Corebridge Financial Inc. (previously AIG), 2019–2022
Colton W. Scarmardo (Born 1997)	Treasurer, Principal Financial and Accounting Officer, since June 1, 2025; previously Assistant Treasurer from August 17, 2022 – May 31, 2025	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2019
Ryan J. Pasowicz (Born 1991)	Assistant Treasurer, since March 15, 2024; previously Assistant Treasurer from February 22, 2023 – October 17, 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC, since 2025; Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2016
(1)Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
Leadership Structure and Responsibilities of the Board and the Committee. The Board has selected Scott Craven Jones to serve as Lead Independent Trustee. The position of Chairman of the Board is vacant and, as Lead Independent Trustee, Mr. Jones acts as Chairman. Mr. Jones’ duties include presiding at meetings of the Board and serving as Chairman during executive sessions of the Independent Trustees; interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings; acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings; helping to set Board meeting agendas; and performing other functions as requested by the Board from time to time.
The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.
The Board has established one standing committee – the Audit Committee. The Board may establish other committees or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. The Audit Committee meets regularly to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Audit Committee, see the section “Audit Committee,” below.
The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.
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Audit Committee. The Audit Committee is comprised of all of the Independent Trustees. Mr. Lyman serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and pre-approve the audit and non-audit services provided by the independent auditors; (3) review the scope of the audit and the results of the audit of the Funds’ financial statements; and (4) review with such independent auditors the adequacy of the Trust’s internal accounting and financial controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” The Audit Committee met twice with respect to the Hood River Small-Cap Growth Fund and Hood River International Opportunity Fund during the Funds’ fiscal year ended June 30, 2025. The Audit Committee met once with respect to the Hood River New Opportunities Fund during the fiscal year ended June 30, 2025.
Currently, the Board does not have a nominating committee. The Independent Trustees are responsible for identifying, evaluating and recommending nominees to the Board as needed. The Board will also consider properly qualified candidates submitted by shareholders. Any shareholder wishing to recommend a candidate for election may do so by sending a written notice to the Secretary of the Trust with the name, address and appropriate biographical information about the candidate.
Trustee Experience, Qualifications, Attributes and/or Skills. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers to the Trust, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.
Mr. Schoenike has been a trustee of the Trust since July 2016 and serves on the Audit Committee. He was employed by various subsidiaries of U.S. Bancorp from 1990 to 2018 and has decades of experience in the securities industry. In 2000, Mr. Schoenike founded Quasar Distributors, LLC and established Quasar as a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer. Mr. Schoenike previously participated in the FINRA securities arbitration program as an industry arbitrator. Mr. Schoenike previously served as Chairman of the Board from July 2016 to December 2020.
Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust. Mr. Lyman has over 25 years of experience in the investment management industry. Since April 2023, Mr. Lyman serves as Chief Investment Officer and Senior Portfolio Manager of Mill Street Financial, LLC, part of the Ashton Thomas Private Wealth, LLC network, an investment adviser. Prior to joining Mill Street, Mr. Lyman served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, from 2017 to 2023; and from 2011 to 2016, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser. He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA from the Anderson School of Management at UCLA and holds the Chartered Financial Analyst designation.
Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust. He has over 25 years of experience in the asset management industry as an
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independent director, attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones currently is a trustee of four other registered investment companies and is a Managing Director of Carne Global Financial Services (US) LLC where his work includes director and risk oversight positions with investment advisers and serving as an independent director of private funds. Mr. Jones also currently serves as Managing Director of Park Agency Inc., a family office. Prior to that, he was an advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.
Mr. Greenberg has been a trustee of the Trust since July 2016 and serves on the Audit Committee. Mr. Greenberg has over 25 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996. He also served as General Counsel to Motley Fool Asset Management, LLC from 2008 to 2018 and as Manager of Motley Fool Wealth Management, LLC from 2013 to 2018. He has been a Venture Partner of and General Counsel to Motley Fool Ventures LP since 2018. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, and Canada. Mr. Greenberg also has directorship experience through his service on private company boards. He has a Master’s degree and a Juris Doctorate degree from Stanford University.
Risk Oversight. The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to the series of the Trust, including the Funds, is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
The Board provides risk oversight by receiving and reviewing, on a regular basis, reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Funds’ portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
Board oversight of risk management is also provided by the Board’s Audit Committee. The Audit Committee meets with the Funds’ independent registered public accounting firm to ensure that the Funds’ audit scope includes risk-based considerations as to the Funds’ financial position and operations.
The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.
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Security and Other Interests. As of December 31, 2024, no Trustees of the Trust beneficially owned shares of the Funds. As of December 31, 2024, neither the Independent Trustees nor members of their immediate families, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Funds, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Funds, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates.
Compensation. For their services as Independent Trustees, the Independent Trustees receive compensation from the Trust and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Lead Independent Trustee and the Audit Committee Chair each receive additional compensation. The Trust has no pension or retirement plan. The Trustees’ fees and expenses are allocated among the Funds and the other series comprising the Trust.
For the Funds’ fiscal year ended June 30, 2025, the Independent Trustees received the following compensation:

Independent Trustee	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust(1) Paid to Trustees:
Hood River Small-Cap Growth Fund
Gaylord B. Lyman(2)	$7,043	$0	$0	$90,000
Lawrence T. Greenberg	$6,651	$0	$0	$85,000
Scott Craven Jones(3)	$7,240	$0	$0	$92,500
James R. Schoenike	$6,651	$0	$0	$85,000
Hood River International Opportunity Fund
Gaylord B. Lyman(2)	$7,043	$0	$0	$90,000
Lawrence T. Greenberg	$6,651	$0	$0	$85,000
Scott Craven Jones(3)	$7,240	$0	$0	$92,500
James R. Schoenike	$6,651	$0	$0	$85,000
Hood River New Opportunities Fund(4)
Gaylord B. Lyman(2)	$7,043	$0	$0	$90,000
Lawrence T. Greenberg	$6,651	$0	$0	$85,000
Scott Craven Jones(3)	$7,240	$0	$0	$92,500
James R. Schoenike	$6,651	$0	$0	$85,000
(1) The Trust is currently comprised of multiple active portfolios managed by unaffiliated investment advisers.
(2) Audit Committee Chair
(3) Lead Independent Trustee
(4) For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.

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CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriter’s exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
The Trust’s and the Adviser’s codes of ethics may be found on the SEC’s website at http://www.sec.gov as exhibits to the Funds’ registration statement on Form N-1A.
PROXY VOTING
The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. The Adviser must act prudently, solely in the interest of the Funds, and for the purpose of providing benefits to the Funds. The Adviser will consider the factors that could affect the value of the Funds’ investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.
The Adviser’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Funds. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters. The Adviser uses a third party vendor, Broadridge Financial Solutions, Inc., and its ProxyEdge voting service to process proxy votes for the firm’s clients. The Adviser also utilizes the research and recommendation services of another third party provider, Glass Lewis & Co.
Finally, the Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the Adviser will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A.
The Funds’ proxy voting record for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960, (ii) on the Funds’ website at www.hoodrivercapital.com, or (iii) on the SEC’s website at www.sec.gov.
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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Funds. As of the date this SAI, the Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding shares of each Fund. As of October 1, 2025, the following shareholders are considered to be either a control person or principal shareholder of the Funds:
Hood River Small‑Cap Growth Fund – Institutional Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
LPL Financial Omnibus Customer Account Attn Mutual Fund Operations 4707 Executive Drive San Diego, CA 92121	N/A	N/A	31.43%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	30.96%	Record
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	21.95%	Record
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Hood River Small‑Cap Growth Fund – Investor Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	The Charles Schwab Corporation	DE	43.99%	Record
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Brokerage Company	DE	42.17%	Record
Lincoln Retirement Services Company FBO PVHM 403B Plan Attn Mutual Funds Dept. 4th Floor PO Box 7876 Fort Wayne, IN 46801-7876	N/A	N/A	8.90%	Record
Hood River Small‑Cap Growth Fund – Retirement Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Brokerage Company	DE	43.14%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	NA	N/A	10.19%	Record
Mac & Co A/C FBO: Highmark Health AHN Plan Attn Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh, PA 15219-2502	NA	N/A	9.04%	Record
Nationwide Trust Company FSB FBO Participating Retirement Plans (PTPA-NYC) C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	NA	N/A	6.72%	Record
Empower Trust FBO Penn Entertainment Inc. 401k 8525 E Orchard Road Greenwood Vlg, CO 80111-5002	N/A	N/A	5.79%	Record
Hood River International Opportunity Fund – Institutional Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Brokerage Company	DE	42.57%	Record
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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	N/A	N/A	41.23%	Record
Sentinel Trust Company 2001 Kirby Drive Suite 1200 Houston, TX 77019-6044	N/A	N/A	9.33%	Record

Hood River International Opportunity Fund – Investor Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Fidelity Brokerage Company	DE	22.87%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	N/A	N/A	18.84%	Record
Hood River International Opportunity Fund – Retirement Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Mid Atlantic Trust Company FBO Mar Vista Investment Partners LLC 4 1251 Waterfront Place Suite 525 Pittsburgh PA 15222-4228	Mid Atlantic Capital Group, Inc.	DE	49.46%	Record
Empower Trust FBO Penn Entertainment Inc. 401k 8525 E Orchard Road Greenwood Vlg, CO 80111-5002	N/A	N/A	33.72%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	N/A	N/A	13.67%	Record
Hood River New Opportunities Fund – Institutional Shares
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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	68.42%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	NA	N/A	19.08%	Record
LPL Financial Omnibus Customer Account Attn Mutual Fund Operations 4707 Executive Drive San Diego, CA 92121	N/A	N/A	11.55%	Record
Hood River New Opportunities Fund – Investor Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	N/A	N/A	56.62%	Record
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	N/A	37.08%	Record
Hood River New Opportunities Fund – Retirement Shares

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Mid Atlantic Trust Company FBO Hood River Capital Management 401 1251 Waterfront Place Suite 525 Pittsburgh PA 15222-4228	N/A	DE	84.08%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1901	N/A	N/A	9.52%	Record
INVESTMENT ADVISORY AND OTHER SERVICES
The Adviser, Hood River Capital Management LLC, located at 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as the investment adviser to the Funds pursuant to the advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Brian Smoluch and David Swank, portfolio managers of the Funds, are control persons of the Adviser by virtue of their ownership of the Adviser.
Under the terms of the Advisory Agreement, the Adviser, with respect to the Funds, agrees to: (a) direct the investments of the Funds, subject to and in accordance with the Funds’ investment objectives, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Funds securities and
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other investments consistent with the Funds’ objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Funds and the Adviser performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Funds and/or their administrator may reasonably request for use in the preparation of their registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Funds and their investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Funds.
The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Funds. The Advisory Agreement may be terminated by the Trust, by vote of the Board or shareholders of the Funds, or the Adviser on 60 days’ written notice without penalty. The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement.
Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual advisory fee, paid monthly, of 0.90% from the Hood River Small-Cap Growth Fund, 1.05% from the Hood River International Opportunity Fund and 0.75% from the Hood River New Opportunities Fund, of each Fund’s average daily net assets. Prior to November 1, 2023, the Hood River International Opportunity Fund paid Hood River a monthly advisory fee at an annual rate of 1.30% of the Fund’s average daily net assets. Pursuant to an agreement, the Adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent the Funds’ total operating expenses (excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) exceed 0.99% for the Hood River Small-Cap Growth Fund, 1.15% for the Hood River International Opportunity Fund and 0.85% for the Hood River New Opportunities Fund. Prior to November 1, 2023, the Adviser waived a portion of its advisory fee or reimbursed expenses to the extent the Hood River International Opportunity Fund’s total operating expenses (excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) exceeded 1.40%.
The fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds within 36 months following the date on which the fee waiver or expense reimbursement occurred, provided that the Funds are able to make the repayment without exceeding their current expense limitations and the expense limitation in place at the time of the fee waiver or expense reimbursement.
Unless the Board and the Adviser mutually agree to its earlier termination, the agreement will remain in place until November 30, 2026 with respect to the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund, and until August 5, 2027 with respect to the Hood River New Opportunities Fund.
For the fiscal years indicated below, the Funds paid the Adviser the following amounts of advisory fees pursuant to the Advisory Agreement:
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Fiscal Year Ended	Gross Advisory Fees Earned	Advisory Fee Waivers and Expenses Waived or Reimbursed	Net Advisory Fees
Hood River Small-Cap Growth Fund
June 30, 2025	$31,980,090	($62,796)*	$31,917,294
June 30, 2024	$17,110,292	$56,290	$17,166,582
June 30, 2023	$11,545,713	($73,275)	$11,472,438
Hood River International Opportunity Fund
June 30, 2025	$570,392	($475,738)	$94,654
June 30, 2024	$69,715	($269,486)	$0
June 30, 2023	$26,811	($300,864)	$0
Hood River New Opportunities Fund**
June 30, 2025	$576,994	($291,648)	$285,346
* Reflects a reimbursement of ($94,602) and a recoupment of $31,806.
** For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.

The Adviser has entered into a service-level agreement (“SLA”) with Mar Vista Investment Partners, LLC (“Mar Vista”). Mar Vista provides certain support services to the Adviser, including operational, technology, marketing, compliance, finance and proxy coordinating support services. The Adviser, not the Funds, pays Mar Vista for the services provided under the SLA.
SERVICE PROVIDERS
Fund Administrator, Transfer Agent, and Fund Accountant
U.S. Bancorp Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds’ administrator pursuant to an administration agreement between Fund Services and the Trust, on behalf of the Funds. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of shares. As compensation for its services, Fund Services receives from the Funds a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets. Fund Services is also entitled to be reimbursed for certain out-of-pocket expenses. Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
For the fiscal years indicated below, as applicable, the Funds paid the following administrative and accounting fees to Fund Services for its services as the Funds’ administrator:
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		Fiscal Year Ended June 30,
	2025	2024	2023
Hood River Small-Cap Growth Fund	$1,432,975	$830,554	$560,470
Hood River International Opportunity Fund	$112,920	$24,099	$92,142
Hood River New Opportunities Fund *	$47,974	N/A	N/A
* For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.
Custodian and Securities Lending Agent
U.S. Bank National Association (the “Custodian”), located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, an affiliate of Fund Services, serves as the custodian of the Funds’ assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds. The Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian maintains custody of securities and other assets of the Funds, delivers and receives payments for securities sold, receives and pays for securities purchased, collects income from investments and serves as the foreign custody manager for the Hood River International Opportunity Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.
Compliance Services
Fund Services provides compliance services to the Funds pursuant to a service agreement between Fund Services and the Trust, on behalf of the Funds. Under this service agreement, Fund Services also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Ms. Silver as Chief Compliance Officer of the Trust.
SECURITIES LENDING
Each Fund may participate in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, National Association serves as the Funds’ securities lending agent. U.S. Bank, National Association oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser. U.S. Bank, National Association receives fees from the Funds for serving as securities lending agent and such fee is calculated on, and deducted from, a Fund’s securities lending revenues.
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For the most recent fiscal year ended June 30, 2025, each Fund’s securities lending activities resulted in the following:

Hood River Small-Cap Growth Fund
(i)Gross income from securities lending activities (including income from cash collateral reinvestment, negative rebates (i.e., those paid by the borrower to the lender), loan fees paid by borrowers when collateral is noncash, management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle’s assets before income is distributed, and any other income)	$30,553,755
(ii)Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(334,810)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(192,219)
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebates (paid to borrower)	$(28,687,483)
Other fees not included in revenue split	$0
(iii)Aggregate fees/compensation for securities lending activities	$(29,214,512)
Net income from securities lending activities (i) - (iii)	$1,339,243

Hood River International Opportunity Fund
(i)Gross income from securities lending activities (including income from cash collateral reinvestment, negative rebates (i.e., those paid by the borrower to the lender), loan fees paid by borrowers when collateral is noncash, management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle’s assets before income is distributed, and any other income)	$281,772
(ii)Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(11,852)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(1,859)
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebates (paid to borrower)	$(220,649)
Other fees not included in revenue split	$0
(iii)Aggregate fees/compensation for securities lending activities	$(234,360)
Net income from securities lending activities (i) - (iii)	$47,412

Hood River New Opportunities Fund*
(i)Gross income from securities lending activities (including income from cash collateral reinvestment, negative rebates (i.e., those paid by the borrower to the lender), loan fees paid by borrowers when collateral is noncash, management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle’s assets before income is distributed, and any other income)	$692,619
(ii)Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(13,093)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(4,564)
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebates (paid to borrower)	$(622,589)
Other fees not included in revenue split	$0
(iii)Aggregate fees/compensation for securities lending activities	$(640,246)
Net income from securities lending activities (i) - (iii)	$52,373
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* For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.
DISTRIBUTION OF SHARES
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), (the “Distributor”), located at 190 Middle Street, Suite 301, Portland, Maine 04101, acts as the Funds’ distributor. Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Funds’ principal underwriter, provides certain administration services, and promotes and arranges for the sale of the Funds’ shares. The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor is a registered broker-dealer and member of FINRA.
The Distribution Agreement continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of a Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
PORTFOLIO MANAGERS
The Hood River Small-Cap Growth Fund and the Hood River New Opportunities Fund are jointly and primarily managed by Brian Smoluch, CFA, and David Swank, CFA. The Hood River International Opportunity Fund is jointly and primarily managed by Brian Smoluch, CFA, David Swank, CFA, Lance Cannon, CFA, and Rohan Kumar.
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Other Accounts Managed. The following table provides additional information about other accounts managed by the portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Funds as of June 30, 2025.

Portfolio Manager and Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Brian P. Smoluch
Other Registered Investment Companies	0	$0 mm	0	$0 mm
Other Pooled Investment Vehicles	1	$258.2 mm	0	$0 mm
Other Accounts	45	$2,796.4 mm	5	$105 mm
David G. Swank
Other Registered Investment Companies	0	$0 mm	0	$0 mm
Other Pooled Investment Vehicles	1	$258.2 mm	0	$0 mm
Other Accounts	45	$2,796.4 mm	5	$105 mm
Lance R. Cannon
Other Registered Investment Companies	0	$0 mm	0	$0 mm
Other Pooled Investment Vehicles	0	$0 mm	0	$0 mm
Other Accounts	0	$0 mm	0	$0 mm
Rohan B. Kumar
Other Registered Investment Companies	0	$0 mm	0	$0 mm
Other Pooled Investment Vehicles	0	$0 mm	0	$0 mm
Other Accounts	0	$0 mm	0	$0 mm
Material Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Funds’ investments and investments of other accounts managed include material conflicts between the investment strategy of each Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager.
The Adviser understands that potential material conflicts of interest exist in “side-by-side” management. As such, the Adviser has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, the Adviser aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.
Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. The Adviser utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.
The Adviser’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest. Additional conflicts of interest may potentially exist or arise that are not discussed above.
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Compensation. The following is a description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser, or any other source with respect to managing the Funds and any other accounts, as of the fiscal year ended June 30, 2025.
The Adviser’s investment professionals receive a base salary commensurate with their level of experience. The Adviser’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys. Each portfolio manager’s compensation includes a combination of base salary and a benefits package. The portfolio managers are owners of the Adviser and receive additional compensation based on the profitability of the overall business. The portfolio managers’ base salary and additional compensation are not tied to the Funds’ performance.
Ownership of securities. The following tables set forth the dollar range of equity securities beneficially owned by each Fund’s portfolio managers as of June 30, 2025.
Hood River Small-Cap Growth Fund

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Brian P. Smoluch	$50,001 - $100,000
David G. Swank	$100,001 - $500,000

Hood River International Opportunity Fund

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Brian P. Smoluch	Over $1,000,000
David G. Swank	Over $1,000,000
Lance R. Cannon	$500,001 - $1,000,000
Rohan B. Kumar	$100,001 - $500,000

Hood River New Opportunities Fund*

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Brian P. Smoluch	Over $1,000,000
David G. Swank	Over $1,000,000

DISTRIBUTION (RULE 12b-1) PLAN
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Investor Shares of the Funds.
Under the Distribution Plan, each Fund pays a Rule 12b-1 distribution and/or shareholder servicing fee to the Distributor and other authorized recipients (the “Distribution Fee”) for distribution and shareholder services on behalf of the Investor Shares of the Funds. The Distribution Fee for the Funds is an annual fee at the rate of up to 0.25% of a Fund’s average daily net assets attributable to Investor Shares. The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of the Funds’ Shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services to Investor Shares.
The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Shares of the Funds. Because the Distribution Fee is not directly tied to
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expenses, the amount of Distribution Fees paid by the Investor Shares of the Funds during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan. The Distributor does not retain any Distribution Fees for profit. All Distribution Fees are held in retention for distribution-related expenses.
The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Shares of the Funds, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current shareholders of the Funds, the printing and mailing of marketing material pertaining to the Funds, and administrative, shareholder services and other support services provided by financial intermediaries.
The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. The Distribution Plan also requires that the Independent Trustees select and nominate all other trustees who are not “interested persons” of the Funds. The Distribution Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Funds’ Investor Shares outstanding. All material amendments to the Distribution Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
The Distribution Plan requires that the Distributor and/or the Trust’s administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan. The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued. The Board of Trustees, including a majority of the Qualified Trustees, has determined that there is a reasonable likelihood that the Distribution Plan will benefit the Investor Shares of the Funds. In particular, the Board of Trustees has determined that it believes that the Distribution Plan is reasonably likely to stimulate sales of Investor Shares and increase the Funds’ asset base. With the exception of the Adviser in its capacity as investment adviser to the Funds, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds have or had a direct or indirect financial interest in the Distribution Plan or any related agreement.
The Distribution Plan provides for the ability to use Investor Shares’ assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Shares (distribution services) or for the provision of certain shareholder services. The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Shares of the Funds through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals. Under the Distribution Plan, the Funds may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees. In addition, the Funds may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.
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To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Funds’ Investor Shares shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds. In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with the Funds’ participation in such platforms, all or a portion of the Distribution Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Funds’ Investor Shares. In addition, in its discretion, the Adviser may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Funds.
The table below shows the amount of Distribution Fees incurred and the allocation of such fees by the Hood River Small-Cap Growth Fund, the Hood River International Opportunity Fund, and the Hood River New Opportunities Fund for the fiscal year ended June 30, 2025.

Actual Rule 12b-1 Expenditures Incurred by each Fund’s Investor Shares During the Fiscal Year Ended June 30, 2025
Hood River Small-Cap Growth Fund
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to Dealers	$489,190
Compensation to Sales Personnel	$0
Other	$0
Total	$489,190
Hood River International Opportunity Fund
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to Dealers	$30,005
Compensation to Sales Personnel	$0
Other	$0
Total	$30,005
Hood River New Opportunities Fund*
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to Dealers	$1,477
Compensation to Sales Personnel	$0
Other	$0
Total	$1,477
* For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.
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SHAREHOLDER SERVICING PLAN
The Funds have adopted a Shareholder Servicing Plan on behalf of their Institutional Shares and Investor Shares to pay for shareholder support services from the Funds’ assets pursuant to a shareholder servicing agreement in an amount not to exceed 0.10% of average daily net assets of the Funds attributable to Institutional Shares and Investor Shares. Under the plan, the Funds may pay shareholder servicing fees to shareholder servicing agents who have entered into written shareholder servicing agreements with the Funds, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Institutional Shares or Investor Shares shareholders. Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the class; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from the Funds on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of the Funds; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Funds beneficially owned by shareholders or the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested. Retirement Shares are not subject to the Shareholder Servicing Plan and do not pay shareholder servicing fees.

Shareholder Servicing Fees Paid During the Fiscal Year Ended June 30, 2025
	Hood River Small-Cap Growth Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund*
Institutional Class	$1,920,480	$38,237	$74,290
Investor Class	$195,676	$11,981	$591
* For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage Transactions. The Adviser places all portfolio transactions on behalf of the Funds, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. The Adviser has a fiduciary duty to the Funds to obtain best execution, on an overall basis, for any securities transaction.
During the last three fiscal years, the Funds paid the following brokerage commissions:

		Fiscal Year Ended June 30,
	2025	2024	2023
Hood River Small-Cap Growth Fund	$4,895,412	$3,005,639	$2,084,943
Hood River International Opportunity Fund	$223,802	$18,582	$4,433
Hood River New Opportunities Fund*	$150,145	N/A	N/A
* For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.
The Funds may at times invest in securities of their regular broker-dealers or the parent of their regular broker-dealers. As of June 30, 2025, the Funds did not hold any securities of their regular broker-dealers.
Brokerage Selection. The primary objective of the Adviser in placing orders on behalf of the Funds for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive
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rates. In selecting and monitoring a broker or dealer, the Adviser considers, among other things, a broker or dealer’s: (i) general execution capability; (ii) operational ability to clear and settle transactions; (iii) capital positions and risk taking ability; (iv) historical trading experience in a stock; (v) personnel and their integrity; and (vi) quality of research and investment information. The Adviser may also consider any special needs required by trading staff. The Adviser executes trades on behalf of the Funds from brokers approved by the Adviser.
Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion. The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to them, the Funds may pay a higher brokerage commission than those available from another broker. Research services that the Funds obtain from a broker-dealer in connection with the payment of brokerage commissions may either be the broker-dealer’s own proprietary research or third party research obtained by the broker-dealer through payment of a portion of their commissions to third parties for research products or services.
Research services received from broker-dealers supplement the Adviser’s own research (and the research of any affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. The Adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.
Under the SLA described above, Mar Vista is responsible for the financial management and reporting of both Mar Vista’s and the Adviser’s soft dollar credits and payments. There may be instances where soft dollar services are jointly purchased by both Mar Vista and the Adviser collectively for the benefit of both advisers’ clients. The respective firms will enter into these arrangements when the clients would benefit more than they would if they were to purchase these services independently. Each firm is responsible for independently ensuring the suitability of services purchased by soft dollars.
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During the fiscal year ended June 30, 2025, the Funds directed transactions and paid brokerage commissions because of research services provided in the following amounts:

	Commissions Paid	Transactions Directed
Hood River Small-Cap Growth Fund	$731,190	$1,112,315,094
Hood River International Opportunity Fund	$2,265	$2,465,985
Hood River New Opportunities Fund*	$10,464	$19,636,308
*For the fiscal period August 5, 2024 (commencement of operations) through June 30, 2025.
Allocation of Portfolio Transactions. Some of the Adviser’s other clients have investment objectives and programs similar to that of the Funds. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Funds. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Funds and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Funds and the other clients as to amount according to a formula determined prior to the execution of such transactions.
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Funds have established three classes of shares – Institutional Shares, Investor Shares, and Retirement Shares. The shares of the Funds, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights. Each share of a Fund is entitled to participate in dividends and other distributions as determined by the Board. Each share is entitled to the residual assets of a Fund in the event of liquidation.
Shares of the Funds entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class. For example, a change in the 12b-1 fee for a class would be voted upon only by shareholders of that class.
The Funds do not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.
The Funds may involuntarily redeem a shareholder’s shares if the shareholder owns shares of the Funds having an aggregate NAV of less than a minimum value determined from time to time by the Trustees. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Funds. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Funds, the Trust may require the shareholder to redeem his or her shares.
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The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its series. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its series into beneficial interests in such separate business trust or trusts or series thereof.
Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any trust, partnership, limited liability company, association or other organization, or any series or class of any thereof (including any series, or class of any series, of the Trust), to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Funds or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.
The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Funds or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, a Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.
The Declaration of Trust provides that by virtue of becoming a shareholder of the Funds, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.
The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by
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vote of a majority of Independent Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.
The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall affect in any way that Trustee’s rights or entitlement to indemnification.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so for such reasons as may be determined by the Board.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call 800-497-2960. You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.
Redemption of Shares. Information regarding how to redeem shares of the Funds is discussed in the “Redemption of Shares” section of the Prospectus.
You may sell (redeem) your shares on each day that the NYSE is open for business (each, a “Business Day”). Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. The Funds’ name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.
If shares to be redeemed represent a recent investment made by check or ACH transfer, the Funds reserve the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which could take up to 10 days). Shareholders can avoid this delay by utilizing the wire purchase option. To ensure proper authorization before redeeming a Fund’s shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
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When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption. Delay may result if the purchase check or electronic funds transfer has not yet cleared, but the delay will be no longer than required to verify that the purchase amount has cleared, and the Funds will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of a Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Funds for the protection of the Funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Funds next determined after the suspension is lifted.
The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by a Fund and valued in the same way as they would be valued for purposes of computing the NAV of a Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Funds for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
Pricing of Shares. The price of a Fund’s shares is based on its NAV. The Transfer Agent determines the NAV per share of a Fund as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in a Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by a Fund may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.
The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by a Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
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Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Board’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
DISTRIBUTIONS
Distributions, if any, from the Funds’ investment company taxable income and net capital gain (the excess of net long-term capital gain over the net short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders at least annually, as described in the Prospectus.
TAXATION OF THE FUNDS
General. The following summarizes certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Potential investors should consult their tax advisers with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the taxation of a Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.
Each Fund qualified during its last taxable year, and intends to continue to qualify as a regulated investment company under Section 851 of the Code. As a regulated investment company, the Funds generally are exempt from federal income tax on their investment company taxable income and net capital gain that they distribute to shareholders. To qualify for treatment as a regulated investment company, a Fund must meet three important tests each year.
First, in each taxable year, a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships (the “Qualifying Income Requirement”).
Second, generally, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of a Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of a Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the
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value of a Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that a Fund controls and which are engaged in the same, similar, or related trades or businesses; or (3) one or more qualified publicly-traded partnerships (the “Diversification Requirement”).
Third, a Fund must distribute an amount equal to at least the sum of 90% of a Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt interest income, if any, for the year.
Each Fund intends to comply with these requirements. However, there can be no assurance that either Fund will satisfy all requirements to be taxed as a regulated investment company. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, a Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of a Fund’s then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.
The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
Foreign taxpayers are generally subject to withholding tax at a flat rate of 30% on U.S.-source income that is not effectively connected with the conduct of a trade or business in the U.S. This withholding rate may be lower under the terms of a tax convention.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Funds with the shareholder’s correct Social Security Number or other taxpayer identification number and certain certifications or the Funds receive notification from the IRS requiring backup withholding, the Funds are
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required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents. Backup withholding generally does not apply to foreign taxpayers subject to the withholding described in the preceding paragraph, as long as the Funds receive certain documentation.
A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. However, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted. Any loss realized upon a sale or redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption. If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.
Capital Loss Carryforwards. As of June 30, 2025, the Hood River Small-Cap Growth Fund had no short-term capital losses and no long-term capital loss carryforwards. As of June 30, 2025, the Hood River International Opportunity Fund had short-term capital losses of $4,463,299 with no expiration date and no long-term capital loss carryforwards. As of June 30, 2025, the Hood River New Opportunities Fund had short-term capital losses of $13,455,366 with no expiration date and no long-term capital loss carryforwards.
Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.
State and Local Taxes. Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, either Fund may be subject to the tax laws of such states or localities.
Taxation of Certain Investments. The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by a Fund are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring a Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
Each Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when such shareholders sell or redeem such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.
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The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss. If you sell or redeem covered shares during any year, then the Funds will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on a Form 1099 series information return.
A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Funds will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.
If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
Hedging Transactions (Hood River International Opportunity Fund only). Certain forward currency contracts in which the Fund may invest are subject to rules that for federal income tax purposes require the Fund to treat them as having been sold at their fair market value on the last day of the Fund’s taxable year (or for excise tax purposes, on the last day of the relevant period) resulting in unrealized gains or losses being treated as realized. Any gains or losses on such contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, except for gain or loss on certain foreign currency forward contracts which is treated as ordinary gain or loss unless the Fund makes an applicable tax election to receive capital treatment.
Certain hedging transactions undertaken by the Fund may result in the deferral of loss or accelerate the recognition of gain on forward contracts, or underlying securities, and may affect the tax character of gain or loss realized by the Fund on such investments. The tax consequences to the Fund of engaging in certain hedging or similar transactions are not entirely clear and may impact the amount, timing, and tax character of distributions paid by the Fund to its shareholders.
Notwithstanding any of the foregoing, the Fund may be required to recognize gain (but not loss) on certain “appreciated financial positions” if the Fund enters into offsetting forward contracts transaction with respect to the appreciated position or of substantially identical property. Appreciated financial positions potentially subject to this tax treatment are interests (including forward contracts) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. This tax treatment will not apply to certain transactions closed on or before the 30th day after the close of the taxable year, if certain conditions are met.
Foreign Currency Transactions—“Section 988” Gains or Losses (Hood River International Opportunity Fund only). Pursuant to Section 988 of the Code, foreign exchange gain or loss attributable to certain foreign currency transactions, including foreign currency-denominated payables and receivables, foreign currency denominated debt instruments, and certain currency related forward contracts, is treated as ordinary gain or loss. Section 988 gain or loss may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders. The Fund may
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elect to treat certain foreign currency transactions, when entered, as giving rise to capital rather than as ordinary gain or loss.
PERFORMANCE INFORMATION
The Funds may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.
FINANCIAL STATEMENTS
The financial statements of the Funds and the Funds’ independent registered public accounting firm’s report appearing in the Funds’ Annual Report on Form N-CSR for the fiscal year ended June 30, 2025 are hereby incorporated by reference.
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APPENDIX A
PROXY VOTING POLICIES AND PROCEDURES

General Principles
Hood River Capital Management LLC (“Hood River”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Hood River or any other client of Hood River as outlined in its Proxy Voting Policies and Procedures (“Policies”).

These Policies apply to securities held in client accounts in which Hood River has direct voting authority. Unless specifically addressed in the investment advisory agreement, Hood River will vote proxies consistent with its fiduciary obligation. In some cases, the client has requested that Hood River not vote proxies for a particular account.

Hood River has a service level agreement with Mar Vista Investment Partners (“Service Provider”), a registered investment adviser, to provide Hood River with various administrative, operational, and business services including marketing support, client services, compliance support, information technology, accounting and proxy coordinating services. The Service Provider is not an affiliate of Hood River or related to Hood River. In addition, Hood River utilizes the services of a third-party proxy advisory firm, which provides the Firm with research, data and recommendations on management and shareholder proxy proposals. Hood River does not use automated voting by the third-party proxy advisory firm.

Hood River’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the Proxy Voting Guidelines (“Guidelines”) unless a client has requested the use of their own proxy voting guideline or direction and such guideline or direction is prudent under the circumstances. Any changes to the Guidelines must be pre-approved in writing by the Proxy Voting Committee (“The Committee”). The Committee includes the Operations Manager, the CCO and at least one Hood River Portfolio Manager.

Voting Process
Hood River votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless Hood River determines it would be in its clients' overall best interests not to vote. Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Hood River deems appropriate under the circumstances including:
a)the client requests in writing that Hood River not vote;
b)the proxies are associated with unsupervised securities;
c)the proxies are associated with securities transferred to Hood River’s management then liquidated;
d)the costs of voting the proxies outweigh the benefits;
e)the proxy vote falls outside of the normal and ordinary course of business; or
f)the proxy ballot is not received.

The Service Provider’s Operations Department (“Operations”) is responsible for coordinating the voting of proxies received by Hood River. To help facilitate the proxy voting process, The Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)Supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Hood River and the proxy voting process with respect to securities owned by a client;
b)Determines how to vote proxies relating to issues not covered by these Policies; and
c)Determines when Hood River may deviate from these Policies.

The Committee will review the analyst or portfolio manager’s recommendation if it differs from the proxy advisory firm’s recommendation per the Guidelines. Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendation of the analyst or portfolio manager, the reasons for the disagreement will be documented. Operations will keep documents of proxy decisions made by the Committee. Since Hood River generally considers the quality of a company’s management in making investment decisions, Hood River regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

When Hood River has proxy voting authority on an account, it adds up the shares owned by those accounts (“Eligible Shares”) and reconciles them to the shares reported by its proxy-voting agent. For those accounts where clients participate in securities lending, shares on loan will not be included in the Eligible Shares total unless Hood River oversees such securities lending program. Generally, Hood River aims for less than a 10% difference in shares voted versus Eligible Shares. The difference of shares voted and Eligible Shares may include the timing of new and terminated accounts.

Hood River uses a proxy-voting agent to ensure that, as much as possible, Eligible Shares are voted and timely reporting is provided to Hood River and its clients. If Hood River receives ballots from a source other than the proxy-voting agent, Hood River will try to vote them using other means.

Conflicts of Interest
Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

a)Voting the proxy in accordance with the voting recommendation of an unaffiliated, third-party proxy advisory firm; or
b)Voting the proxy pursuant to client direction.

Voting the securities of an issuer in which the following relationships or circumstances exist is deemed to give rise to a material conflict of interest for purposes of these Policies:

a)The issuer is a client of Hood River and Hood River manages its portfolio or its retirement plan. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third party;
b)The issuer is an entity in which the Hood River industry analyst or portfolio manager assigned to review the proxy has a relative1 in management of the issuer or an acquiring company. In such a case, the analyst or portfolio manager will not make any vote recommendations and another
1 For the purposes of these Policies, "relative" includes the following family members: spouse, minor children, stepchildren, or children or stepchildren sharing the person's home.

analyst or portfolio manager will review the proxy. Although the proxy will be re-assigned, the industry analyst or portfolio manager will still be available to answer questions about the issuer from other Committee members;
c)The issuer is an entity in which a Committee member has a relative in management of the issuer or an acquiring company. In such a case, the Committee member with the conflict will not vote on the proxy and the alternate member of the Committee will vote instead;
d)The issuer is an entity in which an officer or director of Hood River or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Hood River’s last three fiscal years. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third party;
e)Another client or prospective client of Hood River, directly or indirectly, conditions future engagement of Hood River on voting proxies with respect to any client's securities on a particular matter in a particular way;
f)Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such a case, Hood River will resolve in favor of the plan’s portfolio; or
g)Any other circumstance in which Hood River’s duty to serve its clients' interests, typically referred to as its "duty of loyalty," could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies with respect to a specific vote or circumstance if:

a)The securities with respect to which Hood River has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities; and (ii) such securities do not represent more than 2% of the client's holdings with Hood River; and /or
b)The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies ("Funds"), in which a material conflict of interest has been identified and the matter is not covered by the Policies, Hood River will disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or committee of the Board. The Committee's determination will take into account only the interests of the Fund, and the Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.

For clients other than Funds, in which a material conflict of interest has been identified and the matter is not covered by the Policies, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

Voting Securities of Foreign Investments
As an SEC registered investment adviser, Hood River relies on certain exemptions with investments in foreign markets. These may vary in scope and type depending on the jurisdiction and foreign regulator. Hood River may be obligated to file certain registrations, obtain certificates, or meet certain requirements in order to qualify. Modules detailing the policies and procedures for each respective foreign market’s proxy voting obligations are saved as standalone documents.

Proxy Advisory Firm Due Diligence
The Committee shall, as part of the scope of its duties to ensure voting determinations are in the clients’ best interest, complete an annual due diligence questionnaire. The questionnaire shall review the proxy advisory firm to verify that information and services provided are adequate to inform voting determinations.

Recordkeeping and Retention
Hood River retains records relating to the voting of proxies, including:

a)A copy of these Policies and any amendments thereto;
b)A record of each vote cast by Hood River on behalf of clients;
c)A copy of any document created by Hood River that was material to making a decision on how to vote or that memorialized the basis for that decision; and
d)A copy of each written request for information on how Hood River voted proxies on behalf of the client, and a copy of any written response by Hood River to any oral or written request for information on how Hood River voted.

Hood River will maintain and preserve these records for such a period of time as required to comply with applicable laws and regulations.

Hood River may rely on proxy statements filed on the SEC's EDGAR system or on proxy statements and records of votes cast by Hood River maintained by a third party, such as a proxy voting service (provided Hood River had obtained an understanding from the third party to provide a copy of the proxy statement or record promptly upon request).

Clients that wish to vote in a particular solicitation, obtain information about how Hood River voted their securities, or obtain a copy of the proxy voting policies and procedures may contact Operations at (877) 725-4432.

MANAGER DIRECTED PORTFOLIOS
PART C

Hood River Small-Cap Growth Fund
Hood River International Opportunity Fund
Hood River New Opportunities Fund

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006 (File Nos. 333-133691 and 811-21897).
		(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

	(2)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 135 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 28, 2023 (File Nos. 333-133691 and 811-21897).

(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017 (File Nos. 333-133691 and 811-21897).

(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)	(1)
Investment Advisory Agreement dated May 20, 2020 was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)
Amendment to Schedule A to Investment Advisory Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)
Amendment to Schedule B to Investment Advisory Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(e)	(1)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)	(i)
Novation Agreement dated March 31, 2020 between Quasar Distributors, LLC, the Trust, and the Adviser was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(ii)
Amendment to Underwriting Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(iii)
Novation Agreement dated September 30, 2021 between Quasar Distributors, LLC, the Trust, and the Adviser was previously filed with Registrant's Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A with the SEC on October 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

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(iv)
Amendment to Underwriting Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(f)			Not applicable.
(g)	(1)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Form of Amendment to the Custody Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(3)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(4)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(ii)
Form of Amendment to the Fund Administration Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Transfer Agent Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Fund Accounting Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

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(iii)
Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant's Registration Statement on Form N-14 with the SEC on August 12, 2025 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.
	(5)	(i)
Amended and Restated Expense Limitation Agreement with respect to the Hood River Small-Cap Growth Fund was previously filed with Registrant's Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A with the SEC on October 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Amended and Restated Expense Limitation Agreement with respect to the Hood River International Opportunity Fund was previously filed with Registrant's Post-Effective Amendment No. 138 to its Registration Statement on Form N-1A with the SEC on October 26, 2023 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Expense Limitation Agreement with respect to the Hood River New Opportunities Fund was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(6)	(i)
Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
First Amendment to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Second Amendment to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amended Exhibit A, dated August 1, 2024, to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(i)	(1)
Opinion and Consent of Counsel with respect to Institutional Shares of the Hood River Small-Cap Fund is incorporated herein by reference to Exhibit (i) of Registrant’s Registration Statement on Form N-1A as filed on October 28, 2014 (File Nos. 333-133691 and 811-21897).

(2)
Opinion and Consent of Counsel with respect to Investor Shares of the Hood River Small-Cap Fund is incorporated herein by reference to Exhibit (i)(2) of Registrant’s Registration Statement on Form N-1A as filed on July 6, 2015 (File Nos. 333-133691 and 811-21897) (File Nos. 333-133691 and 811-21897).

(3)
Opinion and Consent of Counsel with respect to Retirement Shares of the Hood River Small-Cap Fund was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference (File Nos. 333-133691 and 811-21897).

(4)
Opinion and Consent of Counsel with respect to the Hood River International Opportunity Fund was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(5)
Opinion and Consent of Counsel with respect to the Hood River New Opportunities Fund was previously filed with Registrant’s Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

3

	(6)	Consent of Counsel was previously filed with Registrant's Post-Effective Amendment No. 164 to its Registration Statement on Form N-1A with the SEC October 25, 2024 and is incorporated by reference.
(j)		Consent of Independent Registered Public Accounting Firm – Filed herewith.
(k)		Not Applicable.
(l)		Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007 (File Nos. 333-133691 and 811-21897).
(m)	(1)
Amended and Restated Rule 12b-1 Plan, dated August 10, 2021, was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos, 333-133691 and 811-21897), and is incorporated by reference.

(2)
Amended and Restated Rule 12b-1 Plan, dated May 14, 2024 was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)	Rule 12b-1 Related Agreement- Filed herewith
(4)
Amended and Restated Shareholder Servicing Plan, dated August 10, 2021, was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(5)
Amended and Restated Shareholder Servicing Plan, dated May, 14, 2024 was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(n)	(1)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated August 10, 2021, was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(2)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated May 14, 2024 was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(o)		Reserved.
(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)	Code of Ethics for the Adviser - Filed Herewith
	(3)	Code of Ethics for Principal Underwriter — Not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 135 to the Registrant's Registration Statement on Form N-1A as filed on July 28, 2023.
The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as
4

expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Hood River Capital Management LLC (the “Advisor”) serves as the investment adviser for the Hood River Small-Cap Growth Fund, the Hood River International Opportunity Fund and the Hood River New Opportunities Fund (the “Funds”). The principal business address of the Advisor is 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”) and dated March 28, 2025. The Form ADV for the Advisor may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
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35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.Acquirers Deep Value ETF, Series of ETF Series Solutions
54.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
55.Aptus Deferred Income ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
6

87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
89.US Vegan Climate ETF, Series of ETF Series Solutions
90.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
92.First American Funds Trust
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.Kensington Active Advantage Fund, Series of Managed Portfolio Series
117.Kensington Defender Fund, Series of Managed Portfolio Series
118.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
119.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.LK Balanced Fund, Series of Managed Portfolio Series
122.Leuthold Core ETF, Series of Managed Portfolio Series
123.Leuthold Core Investment Fund, Series of Managed Portfolio Series
124.Leuthold Global Fund, Series of Managed Portfolio Series
125.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
126.Leuthold Select Industries ETF, Series of Managed Portfolio Series
127.Muhlenkamp Fund, Series of Managed Portfolio Series
128.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
129.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
130.Olstein All Cap Value Fund, Series of Managed Portfolio Series
131.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
132.Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.Reinhart International PMV Fund, Series of Managed Portfolio Series
137.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
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139.Tremblant Global ETF, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146.SWP Growth & Income ETF, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148.Mason Capital Fund Trust
149.Matrix Advisors Funds Trust
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Oaktree Diversified Income Fund Inc.
156.Permanent Portfolio Family of Funds
157.Perritt Funds, Inc.
158.Procure ETF Trust II
159.Professionally Managed Portfolios
160.Prospector Funds, Inc.
161.Provident Mutual Funds, Inc.
162.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.Aquarius International Fund, Series of The RBB Fund, Inc.
166.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
178.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
179.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
180.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
181.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SEG Partners Long/Short Equity Fund
190.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
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191.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
192.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
193.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
194.SGI Global Equity Fund, Series of The RBB Fund, Inc.
195.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
196.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
197.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
199.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
200.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
201.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
203.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
205.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
206.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
208.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
209.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
210.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
211.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
212.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
213.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
214.The RBB Fund Trust
215.RBC Funds Trust
216.Rockefeller Municipal Opportunities Fund
217.Series Portfolios Trust
218.Tax-Exempt Private Credit Fund, Inc.
219.Thompson IM Funds, Inc.
220.Tortoise Capital Series Trust
221.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
222.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
223.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
224.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
225.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
226.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
227.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
228.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
229.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
230.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
231.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
232.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
233.USQ Core Real Estate Fund
234.Wall Street EWM Funds Trust
235.Wisconsin Capital Funds, Inc.
(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:
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Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Advisor	Hood River Capital Management LLC 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 179 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 179 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on October 24, 2025.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Ryan S. Frank
Ryan S. Frank
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 179 to its Registration Statement has been signed below by the following persons in the capacities indicated as of October 24, 2025.

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Ryan S. Frank Ryan S. Frank	President (Principal Executive Officer)
/s/ Colton W. Scarmardo Colton W. Scarmardo	Treasurer (Principal Financial Officer)
* By: Ryan S. Frank
   Ryan S. Frank
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on August 12, 2025 and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99(j)
Rule 12b-1 Related Agreement	EX.99(m)(3)
Code of Ethics for the Adviser	EX.99(p)(2)
12